    As filed with the Securities and Exchange Commission on February 9, 2001
                         File Nos. 33-31894 and 811-5954


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  -------------
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 39                                              [X]


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 41                                                             [X]


                                 --------------


                       THE CHARLES SCHWAB FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)


             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000


                              Jeremiah H. Chafkin
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)


                          Copies of communications to:


Richard W. Grant Esq.       Martin E. Lybecker        Koji Felton, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray              Charles Schwab Investment
1701 Market Street          One Franklin Square       Management, Inc.
Philadelphia, PA 19103      1301 K Street, NW, Suite  101 Montgomery Street
                            800 East                  120 KNY-14-109
                            Washington, DC 20005      San Francisco, CA  94104


It is proposed that this filing will become effective (check appropriate box):

/ /    Immediately upon filing pursuant to paragraph (b)


/ /    On (date) pursuant to paragraph (b)


/ /    60 days after filing pursuant to paragraph (a)(1)


/X/    On April 30, 2001 pursuant to paragraph (a)(1)


/ /    75 days after filing pursuant to paragraph (a)(2)

/ /    On (date) pursuant to paragraph (a)(2) of Rule 485

       if appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

(Page 1, Cover)


Prospectus
April 30, 2001


SCHWAB
Government Cash
Reserves

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Charles Schwab (logo)


(Page 2)


SCHWAB
Government Cash Reserves

About The Fund

4             Strategy
5             Main Risks
6             Performance
6             Fund Fees and Expenses
7             Financial Highlights
8             Fund Management

Investing In The Fund

10            Buying and Selling Shares
11            Transaction Policies
12            Dividends and Taxes


(Page 3)

About The Fund

(Page 4)

SCHWAB
Government Cash
Reserves


TICKER SYMBOL       SWHXX


[Goal] The fund seeks the highest current income consistent with stability of capital and liquidity.

Strategy

To pursue its goal, the fund invests in U.S. government securities, such as:

- U.S. Treasury bills, notes and bonds


- other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including Fannie Mae, Freddie Mac and Sallie Mae


- repurchase agreements

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Many of these policies are stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 5)

Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Many of the U.S. government securities that the fund invests in are not backed by the U.S. government. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

[Friendly Voice] This fund is designed as a convenient sweep investment for the Schwab Access(TM) account, and seeks current money market yields while providing an added margin of safety through a portfolio of U.S. government securities.

(Page 6)

Performance

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[  ]       [    ]
 99         2000



Best quarter:  _____% Q___ ____
Worst quarter: _____% Q___ ____




Average annual total returns (%) as of 12/31/2000



                                                       Since
                                        1 Year       inception 1
Schwab Government

Cash Reserves                             [ ]           [ ]


1 Inception: 4/1/1998.

Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.



Fee table (%)
SHAREHOLDER FEES                                         None
ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                          [ ]
Distribution (12b-1) fees                                None
Other expenses*                                          [ ]
Total annual operating expenses                          [ ]

Expense reduction                                        [ ]
                                                        ----
Net operating expenses**                                 [ ]

*Restated to reflect current expenses. Includes transaction services expenses of .60%.



**Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes and certain non-routine expenses).


Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year        3 Years      5 Years      10 Years
$______        $_____       $_____       $______


[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.

(Page 7)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _________________________, audited these figures. Their full report is included in the fund's annual report (see back cover).





(Page 8)


Fund Management


The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than _____ million shareholder accounts. (All figures on this page are as of 12/31/2000).



As the investment adviser, the firm oversees the asset management and administration of the Schwab Government Cash Reserves. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 12/31/2000, these fees were _____% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amount paid, including the effect of reductions.



[Friendly Voice] The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $_____ billion under management.



(Page 9)

Investing in the Funds

As a SchwabFunds(R) investor, you have a number of ways to do business with us.

On the following pages, you will find information on buying and selling shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

(Page 10)

Buying and Selling Shares

This fund is designed to be used as the "primary fund" on your Schwab Access(TM) Account. Uninvested cash balances will be invested automatically in the fund, according to the terms and conditions of your account agreement. Similarly, when you use your account to make payments, shares of the fund will be sold automatically to cover these transactions.

For information on other types of Schwab accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.

Selling Shares

For automatic sweep sales, see your account materials. Please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.


- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.


- You will need to keep at least $1 in any fund account you are not closing.

[Side Bar] Deposits to your Schwab Access Account

Schwab provides you several easy ways to deposit money into your account, including:


Direct Deposit



Internet



Log in to www.schwab.com to move money between Schwab accounts or accounts at another financial institution using Schwab MoneyLink.(R)
Clients of Investment Managers can access their accounts at www.schwaballiance.com.



Schwab by Phone(TM)
Call Schwab Signature Services or Schwab Access customer service at 1-888-274-5738, day or night (for TDD service, call 800-345-2550) to move money between Schwab accounts or to set up Direct Deposits or Schwab MoneyLink.(R)



Investment Manager clients contact your Investment Manager.





Mail

Use the mailing labels and deposit slips that come with your checks.

In person

Visit the nearest Charles Schwab branch office.

(Page 11)

Transaction Policies


The fund is open for business each day that both the New York Stock Exchange
(NYSE) and the Federal Reserve Bank of New York are open. The fund calculates its share price twice each business day, first at 10 a.m. Eastern time and again after the close of the fund (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.



Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted prior to the morning NAV calculation generally receive that day's dividend. Orders to buy that are accepted after the morning NAV but prior to the closing NAV generally will receive the next day's dividend. Shares sold or exchanged at the morning NAV generally don't receive that day's dividend, but those sold or exchanged at the closing NAV generally do.


The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

The fund and Schwab reserve certain rights, including the following:


- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling your shares.



- To refuse any purchase order.



- To change or waive the fund's investment minimums.



- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.



- To withdraw or suspend any part of the offering made by this prospectus.


(Page 12)

Dividends and Taxes

Any investment in the fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

As a shareholder, you are entitled to your share of the dividends the fund earns. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The fund does not expect to pay any capital gain distributions.


Your fund dividends generally have tax consequences. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.


At the beginning of every year, the fund provides shareholders with information detailing the tax status of any dividends the fund declared during the previous calendar year. Schwab Access(TM) Account customers also receive information on dividends and transactions in their monthly account statements.

(Page 13, Notes)

(Page 14, Notes)

(Page 15, Notes)

(Page 16, Back Cover)


SCHWAB

Government Cash
Reserves

To Learn More

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

Shareholder reports, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


You can obtain free copies of these documents by contacting SchwabFunds.(R) You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.


SEC File Number
Schwab Government
Cash Reserves              811-5954


Securities and Exchange Commission
Washington, D.C.  20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov



SchwabFunds
P.O. Box 7575
San Francisco, CA 94120-7575
800-435-4000
www.schwab.com/schwabfunds



Prospectus
April 30, 2001


Charles Schwab (logo)

MKT3853FLT-2

                       STATEMENT OF ADDITIONAL INFORMATION

                      SCHWAB GOVERNMENT CASH RESERVES FUND


                                 APRIL 30, 2001



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund's prospectus dated April 30, 2001 (as amended from time to time).



To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the fund at P.O. Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.


The fund's most recent annual report is a separate document supplied with the SAI and includes the fund's audited financial statements, which are incorporated by reference into this SAI.

The fund is a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS


                                                                         Page
INVESTMENT OBJECTIVES, SECURITIES,
RISKS AND LIMITATIONS...............................................
MANAGEMENT OF THE FUND..............................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................
INVESTMENT ADVISORY AND OTHER SERVICES..............................
BROKERAGE ALLOCATION AND OTHER PRACTICES............................
DESCRIPTION OF THE TRUST............................................
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER REPORTS ................................................
TAXATION............................................................
CALCULATION OF PERFORMANCE DATA.....................................

            INVESTMENT OBJECTIVES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

The fund's investment objective is to provide current income consistent with liquidity and stability of capital. The fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the fund will achieve its objectives.


The following investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), unless otherwise noted. The fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.


                         INVESTMENT SECURITIES AND RISKS

BORROWING may subject the fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the fund will not purchase securities while borrowings represent more than 5% of its total assets.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.


Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.


DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund. The fund also follows the regulations set forth by the Securities and Exchange Commission (SEC) that dictate the diversification requirements for money market mutual funds. These requirements prohibit the fund from purchasing a security if more than 5% of its total assets would be invested in the securities of a single issuer, although the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.



ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.



LENDING of portfolio securities is a common practice in the securities industry. The fund will engage in security lending arrangements with the primary objective of increasing its income. For example, the fund may receive cash collateral and it may invest in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.



The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).



Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the fund, it is expected that the fund will do so only where the items being voted upon, in the judgement of Charles Schwab Investment Management, Inc. ("CSIM" or the investment adviser), either are material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.


MATURITY OF INVESTMENTS. The fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity or more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.


MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When the fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.


QUALITY OF INVESTMENTS. The fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the fund to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities.


REPURCHASE AGREEMENTS. Repurchase agreements involve the fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be collateralized by first tier securities. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by the fund including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by the fund may cause shareholders to pay duplicative fees.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or SALLIE MAE), and the Federal Home Loan Bank (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their prices and yields to fluctuate.


VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by the fund. In addition, the fund may exercise only its demand rights at certain times. The fund could suffer losses in the event that the issuer defaults on its obligation.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of the fund's outstanding voting shares.

THE FUND MAY NOT:

(1) Purchase securities of any issuer unless consistent with its status as a diversified investment management company as defined by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Lend or borrow money, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) Pledge, mortgage or hypothecate any of its assets, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Issue senior securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) Underwrite securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Concentrate investments in a particular industry or group of industries, or within one state, as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above fundamental policies and restrictions.


Diversification. Under the 1940 Act, a diversified fund, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities.



Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).



Lending. Under the 1940 Act, a fund may make loans only if expressly permitted by its investment policies.



Concentration. The Securities and Exchange Commission presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions.



Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.


Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets.


Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund's Board of Trustees.



THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.


THE FUND MAY NOT:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(2) Purchase securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier securities of such issuer.

(3) With respect to 75% of total assets, purchase a guarantee or securities subject to a guarantee of any issuer if, as a result, more than 10% of its total assets would be invested in securities issued by or subject to a guarantee of such issuer (except with respect to guarantees and securities subject to guarantees issued by a non-controlled person).

(4) Purchase a second tier guarantee or second tier security subject to a guarantee of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by or subject to a guarantee of such issuer.

(5) Purchase securities of other investment companies, except as permitted by the 1940 Act.

(6)      Borrow money except that the fund may (i) borrow money from banks and
         (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and provided that the fund will not purchase securities while borrowings represent more than 5% of total assets.

(7) Purchase securities of any issuer (other than obligations of, or guaranteed by the U.S. government its agencies or instrumentalities) if, as a result, 25% or more of its total assets would be invested in the securities of an issuer from a single industry or group of industries.

(8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(9) Purchase securities of any issuer if, as a result, more than 10% of its net assets would be invested in illiquid securities.

(10) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

(11) Purchase securities on margin, except that the fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

                             MANAGEMENT OF THE FUND


The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc., are as follows:

                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                      THE TRUST
CHARLES R. SCHWAB*                      Chairman, Chief           Chairman and Co-Chief Executive Officer,
July 29, 1937                           Executive Officer and     Director, The Charles Schwab Corporation; Chief
                                        Trustee                   Executive Officer, Director, Schwab Holdings,
                                                                  Inc.; Chairman, Director, Charles Schwab & Co.,
                                                                  Inc., Charles Schwab Investment Management,
                                                                  Inc.; Director, The Charles Schwab Trust
                                                                  Company; Chairman, Schwab Retirement Plan
                                                                  Services, Inc.; Chairman and Director until
                                                                  January 1999, Mayer & Schweitzer, Inc. (a
                                                                  securities brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Audiobase, Inc.
                                                                  (full-service audio solutions for the internet),
                                                                  Vodaphone AirTouch PLC (a telecommunications
                                                                  company) and Siebel Systems (a software company).

JOHN P. COGHLAN*                        President and Trustee     Vice Chairman and Executive Vice President, The
May 6, 1951                                                       Charles Schwab Corporation; Vice Chairman and
                                                                  Enterprise President, Retirement Plan Services
                                                                  and Services for Investment Managers, Charles
                                                                  Schwab & Co., Inc.; Chief Executive Officer and
                                                                  Director, Charles Schwab Investment Management,
                                                                  Inc.; President, Chief Executive Officer and
                                                                  Director, The Charles Schwab Trust Company;
                                                                  Director, Charles Schwab Asset Management
                                                                  (Ireland) Ltd.; Director, Charles Schwab
                                                                  Worldwide Funds PLC.

DONALD F. DORWARD                       Trustee                   Chief Executive Officer, Dorward & Associates
September 23, 1931                                                (corporate management, marketing and
                                                                  communications consulting firm).  From 1996 to
                                                                  1999, Executive Vice President and Managing
                                                                  Director, Grey Advertising.  From 1990 to 1996,
                                                                  Mr. Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates (advertising and
                                                                  marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (investments).  Prior to 1996, Chairman and
                                                                  Chief Executive Officer of North American
                                                                  Trust (real


----------------------------
* This trustee is an "interested person" of the trusts.

                                                                  estate investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman and Chief Executive Officer, Wilsey
August 18, 1943                                                   Bennett, Inc. (truck and air transportation,
                                                                  real estate investment and management, and
                                                                  investments).

JEREMIAH H. CHAFKIN*                    Executive Vice            Executive Vice President, Asset Management
May 9, 1959                             President, Chief          Products and Services, Charles Schwab & Co.,
                                        Operating Officer and     Inc.; President and Chief Operating Officer,
                                        Trustee                   Charles Schwab Investment Management, Inc.
                                                                  Prior to September 1999, Mr. Chafkin was Senior
                                                                  Managing Director, Bankers Trust Company.

MARIANN BYERWALTER                      Trustee                   Vice President for Business Affairs and Chief
August 13, 1960                                                   Financial Officer, Stanford University (higher
                                                                  education).  Prior to February 1996, Ms.
                                                                  Byerwalter was Chief Financial Officer of Eureka
                                                                  Bank (savings and loans) and Chief Financial
                                                                  Officer and Chief Operating Officer of America
                                                                  First Eureka Holdings, Inc. (holding company).
                                                                  Ms. Byerwalter also is on the Board of Directors
                                                                  of America First Companies, Omaha, NE (venture
                                                                  capital/fund management) and Redwood Trust, Inc.
                                                                  (mortgage finance), and is Director of Stanford
                                                                  Hospitals and Clinics, SRI International
                                                                  (research) and LookSmart, Ltd. (an Internet
                                                                  infrastructure company).

WILLIAM A. HASLER                       Trustee                   Co-Chief Executive Officer, Aphton Corporation
November 22, 1941                                                 (bio-pharmaceuticals).  Prior to August 1998,
                                                                  Mr. Hasler was Dean of the Haas School of
                                                                  Business at the University of California,
                                                                  Berkeley (higher education).  Mr. Hasler also is
                                                                  on the Board of Directors of Solectron
                                                                  Corporation (manufacturing), Tenera, Inc.
                                                                  (services and software), Airlease Ltd. (aircraft
                                                                  leasing) and Mission West Properties (commercial
                                                                  real estate).

GERALD B. SMITH                         Trustee                   Chairman and Chief Executive Officer and founder
September 28, 1950                                                of Smith Graham & Co. (investment advisors).
                                                                  Mr. Smith is also on the Board of


----------------------------
* This trustee is an "interested person" of the trusts.

                                                                  Directors of Pennzoil-Quaker State Company (oil and
                                                                  gas) and Rorento N.V. (investments - Netherlands),
                                                                  and is a member of the audit committee of Northern
                                                                  Border Partners, L.P., a subsidiary of Enron Corp.
                                                                  (energy).

TAI-CHIN TUNG                           Treasurer and Principal   Senior Vice President and Chief Financial
March 7, 1951                           Financial Officer         Officer, Charles Schwab Investment Management,
                                                                  Inc.  From 1994 to 1996, Ms. Tung was Controller
                                                                  for Robertson Stephens Investment Management,
                                                                  Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

KOJI E. FELTON                          Secretary                 Vice President, Chief Counsel and Assistant
March 13, 1961                                                    Corporate Secretary, Charles Schwab Investment
                                                                  Management, Inc.  Prior to June 1998, Mr. Felton
                                                                  was a Branch Chief in Enforcement at the U.S.
                                                                  Securities and Exchange Commission in San
                                                                  Francisco.


Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.


The fund is overseen by a Board of Trustees. The Board of Trustees meets regularly to review the fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of the fiscal year ended December 31, 2000, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 44 funds as of December 31, 2000.



                                                Pension or
                                                Retirement
                                  ($)            Benefits            ($)
                               Aggregate        Accrued as          Total
                             Compensation      Part of Fund   Compensation from
 Name of Trustee             from the Fund       Expenses        Fund Complex
Charles R. Schwab                0                  N/A             0

                                                Pension or
                                                Retirement
                                  ($)            Benefits            ($)
                               Aggregate        Accrued as          Total
                             Compensation      Part of Fund   Compensation from
 Name of Trustee             from the Fund       Expenses        Fund Complex
Steven L. Scheid 1               0                  N/A             0
William J. Klipp 2               0                  N/A             0
Jeremiah H. Chafkin 3            0                  N/A             0



John P. Coughlan 4               0                  N/A             0
Mariann Byerwalter 3             _____              N/A             _____


Donald F. Dorward                _____              N/A             _____
William A. Hasler 3              _____              N/A             _____


Robert G. Holmes                 _____              N/A             _____
Gerald B. Smith 3                _____              N/A             _____
Donald R. Stephens               _____              N/A             _____

Michael W. Wilsey                _____              N/A             _____



                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

-------------------------------
1 Resigned from the Board effective November 21, 2000.

2 Mr. Klipp departed from Schwab and CSIM in 1999 and resigned from the Board of Trustees effective April 30, 2000.

3 This trustee was first elected by shareholders on June 1, 2000.

4 Appointed to the Board on November 21, 2000.

Pursuant to the exemptive relief granted to the trust, the fund will purchase and maintain the selected SchwabFund securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the trust permits the fund and the trustees to purchase the selected SchwabFund securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the fund.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES




                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Schwab is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


For its advisory and administrative services to the fund, the investment adviser is entitled to receive graduated annual fee payable monthly based on the fund's average daily net assets as described below.

First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion - 0.30%

Prior to April 30, 1999, for its advisory and administrative services to the fund, the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion, 0.41% of the next $1 billion, and 0.40% of net assets over $2 billion.


For the period from April 1, 1998 (commencement of operations) to December 31, 1998 and for the fiscal years ended December 31, 1999 and 2000, the fund paid investment and advisory fees of $205,000 (fee were reduced by $111,000) and $_________________ (fees were reduced by $_________________), respectively.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, 2002, the total operating expenses (excluding interest, taxes
and certain non-routine expenses) will not exceed [    %] of the fund's average
daily net assets. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the fund. The expense cap is not intended to cover all fund expenses, and the fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.


                                   DISTRIBUTOR


Pursuant to an agreement, Schwab is the principal underwriter for shares of the fund and is the trust's agent for the purpose of the continuous offering of the fund's shares. The fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.


The fund pays other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the fund. Expenses not directly attributable to a particular fund will be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the fund's prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with the fund, Schwab is entitled to receive an annual fee from the fund. The fee is payable monthly in the amount of 0.25% of the fund's average daily net assets. For the services performed as shareholder services agent under its contract with the fund, Schwab is entitled to receive an annual fee from the fund. The fee is payable monthly in the amount of 0.20% of the average daily net assets of the fund.

                              TRANSACTION SERVICES


Pursuant to a Transaction Services Agreement, Schwab arranges for fund shareholders to have various manual and electronic means by which they can use their fund accounts to cover obligations incident to checking account, Automated Clearing House, automated teller machine and debit card transactions. For its services under the Transaction Services Agreement, Schwab receives transaction-based fees for which it bills the fund monthly. For the fiscal year ended December 31, 2000, Schwab received $66,000 as compensation under the Transaction Services Agreement.


                          CUSTODIAN AND FUND ACCOUNTANT

PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the fund and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the fund. The fund accountant maintains all books and records related to the fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The fund's independent accountants, _______________________, audits and reports on the annual financial statements of each series of the trusts and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is ___________________________. The fund's audited financial statements for the fiscal year ended December 31, 2000, are included in the fund's annual report, which is a separate report supplied with the SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the fund's portfolio turnover rate for reporting purposes is expected to be zero.

                             PORTFOLIO TRANSACTIONS


In effecting securities transactions for a fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the Board of Trustees, the investment adviser will select brokers and dealers for the fund on the basis of a number of factors, including, for example, price paid for securities, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.



When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its other clients, including mutual funds.


The fund expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.


The investment decisions for the fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the investment adviser outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                            DESCRIPTION OF THE TRUST

The fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.


The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund or share class. The fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for college savings or graduation gifts.



The fund may hold special meetings, which may cause the fund to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.



The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of the fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at net asset value per share as determined in accordance with the bylaws.


PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER DOCUMENTS


                   PURCHASING AND REDEEMING SHARES OF THE FUND


The fund is open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 2001: Martin Luther King Jr.'s Birthday (observed), President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.



As long as the fund or Schwab follows reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.


Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.


The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.



                          EXCHANGING SHARES OF THE FUND



Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.


                                PRICING OF SHARES


The fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the fund's investments at amortized cost with market values. When determining market values for portfolio securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available, the fund may value securities based on fair values developed using methods approved by the Board of Trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.


The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.


If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost, or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.



If a fund's NAV calculated using market values declined, or were expected to decline, below the fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above the fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain the fund's $1.00 NAV.



                        DELIVERY OF SHAREHOLDER DOCUMENTS



Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.


                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUND

It is the fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in the fund.

On each business day that the NAV of the fund is determined, the fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends are paid monthly. For the fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. The fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.


The fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If the fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.


Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The fund does not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss.

Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from U.S. government securities.

A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

The fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


                         CALCULATION OF PERFORMANCE DATA


The fund's current seven-day yield based on the seven days ended December 31, 2000 is stated below and was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.



                     Seven-day Yield as of December 31, 2000



                        Government Cash Reserves
                                    ______%



The fund's effective yield based on the seven days ended December 31, 2000 is stated below and was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.


                Seven-day Effective Yield as of December 31, 2000



                            Government Cash Reserves



                                    _______ %




The fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 2000.


The performance of the fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the fund's performance to be higher or lower than that of an index.

(Page 1, Cover)


Prospectus
April 30, 2001


SCHWAB

Schwab Institutional
Advantage Money Fund(R)

Schwab Retirement
Money Fund(R)

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


Charles Schwab (logo)



(Page 2)


SCHWAB

Schwab Institutional Advantage Money Fund(R)

Schwab Retirement Money Fund(R)

About The Funds


4             Schwab Institutional Advantage Money Fund(R)
8             Schwab Retirement Money Fund(R)
12            Fund Management


Investing In The Funds

14            Buying Shares
15            Selling/Exchanging Shares
16            Transaction Policies
17            Dividends and Taxes


(Page 3)

About The Funds

(Page 4)

SCHWAB

Institutional Advantage Money Fund(R)



TICKER SYMBOL            SWIXX

[Goal] The fund seeks the highest current income consistent with stability of capital and liquidity.

Strategy

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:


- commercial paper, including asset-backed commercial paper and promissory notes



- certificates of deposit and time deposits


- variable- and floating-rate debt securities


- bank notes and bankers' acceptances


- repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

(Page 5)

Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

[Friendly Voice] This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.

(Page 6)

Performance

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[  ]   [  ]   [  ]   [  ]   [  ]   [    ]
 95     96     97     98     99     2000



Best quarter: _____% Q___  _____
Worst quarter: _____% Q___  _____



Average annual total returns (%) as of 12/31/2000



                                                                  Since
                                        1 Year       5 Years      inception 1
Schwab Institutional
Advantage Money Fund                    [     ]      [     ]      [     ]


1 Inception: 1/4/1994.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

Fee table (%)


SHAREHOLDER FEES                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                      [    ]
Distribution (12b-1) fees                             None
Other expenses*                                      [    ]
Total annual operating expenses                      [    ]

Expense reduction                                    [    ]
                                                      ----
Net operating expenses**                             [    ]



*Restated to reflect current expenses.



**Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).


Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year        3 Years      5 Years      10 Years
$_____        $______      $______      $_______



[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.

(Page 7)


Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, ______________________, audited these figures. Their full report is included in the fund's annual report (see back cover).





(Page 8)


SCHWAB
Retirement Money Fund(R)



TICKER SYMBOL SWRXX


[Goal] The fund seeks the highest current income consistent with stability of capital and liquidity.

Strategy

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:


- commercial paper, including asset-backed commercial paper and promissory notes



- certificates of deposit and time deposits


- variable- and floating-rate debt securities


- bank notes and bankers' acceptances


- repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

(Page 9)

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

[Friendly Voice] This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.

(Page 10)

Performance

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31



[  ]   [  ]   [  ]   [  ]   [  ]   [    ]
 95     96     97     98     99     2000



Best quarter: _____% Q___ _____
Worst quarter: _____% Q___ _____




Average annual total returns (%) as of 12/31/2000



                                                     Since
                           1 Year       5 Years      inception 1
Schwab Retirement
Money Fund                 [   ]         [   ]        [     ]


1 Inception: 3/2/1994.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)


SHAREHOLDER FEES                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                      [    ]
Distribution (12b-1) fees                             None
Other expenses*                                      [    ]
Total annual operating expenses**                    [    ]



*Restated to reflect current expenses.

**Guaranteed by Schwab and the investment adviser not to exceed [0.73%] through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).


Expenses on a $10,000 investment


Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



1 Year        3 Years      5 Years      10 Years
$_____        $______      $______      $_______




[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.

(Page 11)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, ________________________, audited these figures. Their full report is included in the fund's annual report (see back cover).





(Page 12)


Fund Management


The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than ____ million shareholder accounts. (All figures on this page are as of 12/31/2000).



As the investment adviser, the firm oversees the asset management and administration of the Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/2000, these fees were _____% for the Schwab Institutional Advantage Money Fund and _____% for the Schwab Retirement Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of any reductions.



[Friendly Voice] The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $_____ billion under management.



(Page 13)

Investing in the Funds

As a SchwabFunds(R) investor, you have a number of ways to do business with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

(Page 14)

Buying Shares

Shares of the funds may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.


The information on these pages outlines how Schwab brokerage account investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.


Step 1
Decide how much you want to invest.

                          Minimum initial   Minimum additional
                          Investment        Investments          Minimum balance

Institutional Advantage

Money Fund                   $25,000               $1                $25,000

Retirement Money Fund        $     1               $1                $     1

Step 2
Choose an option for dividends. The two options are described below. If you don't indicate a choice, you will receive the first option.

Option          Features

Reinvestment    All dividends are invested automatically in shares of your fund.

Cash            You receive payment for all dividends.


Step 3
Place your order.  Use any of the methods described at right.




(Page 15)


Selling/Exchanging Shares


Use any of the methods described below to sell shares of a fund.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.


- The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.



- Exchange orders are limited to other SchwabFunds that are not Sweep Investments and must meet the minimum investment and other requirements for the fund and share class (if applicable) into which you are exchanging.


- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

Methods for placing direct orders


Internet
www.schwab.com



Schwab by Phone(TM)
Automated voice service or speak with a representative at 800-435-4000 (for TDD service, call 800-345-2550)



TeleBroker(R)
Automated touch-tone phone service at 800-272-4922


SchwabLink
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

Mail
Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

In person
Visit the nearest Charles Schwab branch office.

[Side Bar] When placing orders

With every order to buy, sell or exchange shares you will need to include the following information:


- Your name or, for Internet orders, your account number/"Login ID."



- Your account number (for SchwabLink transactions, include the master account and subaccount numbers) or, for Internet orders, your confidential password.



- The name and share class (if applicable) of the fund whose shares you want to buy or sell.



- The dollar amount you would like to buy, sell or exchange.



- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer.



- When selling shares, how you would like to receive the proceeds.


Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

(Page 16)

Transaction Policies

The funds are open for business each day that the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York are open. The funds calculate their share prices each business day, after the close of the funds (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted prior to the close of the fund generally will receive the next day's dividend. On special request, orders to invest $100,000 or more in shares of the Schwab Institutional Advantage Money Fund(R) that are accepted by Schwab (including Charles Schwab Trust Company) by 1:30 p.m. Eastern time may receive that day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of the fund on a given day generally will receive that day's dividend.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

The funds and Schwab reserve certain rights, including the following:


- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares.



- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.



- To refuse any purchase or exchange order, including large purchase orders that may negatively impact their operations and orders that appear to be associated with short-term trading activities.



- To change or waive a fund's investment minimums.



- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.



- To withdraw or suspend any part of the offering made by this prospectus.


(Page 17)

Dividends and Taxes


Any investment in a fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


As a shareholder, you are entitled to your share of the dividends your fund earns. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The funds do not expect to pay any capital gain distributions.

As long as you are investing through a tax-deferred or Roth retirement account, fund dividends generally do not have tax consequences. Each fund's net investment income is distributed as dividends. If you are investing in a taxable account, the funds' dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

At the beginning of every year, the funds provide shareholders with information detailing the tax status of any dividends the fund declared during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.

(Page 18, Notes)

(Page 19, Notes)

(Page 20, Back Cover)


SCHWAB
Schwab Institutional Advantage Money Fund(R)
Schwab Retirement Money Fund(R)


To Learn More

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

Shareholder reports, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


You can obtain free copies of these documents by contacting SchwabFunds.(R) You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.


SEC File Numbers
Schwab Institutional
Advantage Money Fund(R)                      811-5954
Schwab Retirement Money Fund(R)              811-5954


Securities and Exchange Commission
Washington, D.C.  20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov



SchwabFunds
P.O. Box 7575
San Francisco, CA  94120-7575
800-435-4000
www.schwab.com/schwabfunds



Prospectus
April 30, 2001



Charles Schwab (logo)




MKT3854FLT-2

                       STATEMENT OF ADDITIONAL INFORMATION

                  SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

                         SCHWAB RETIREMENT MONEY FUND(R)


                                 APRIL 30, 2001



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated April 30, 2001 (as amended from time to time).



To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the funds at P.O. Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.


The funds' most recent annual reports are separate documents supplied with the SAI and include the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS


                                                                           Page
INVESTMENT OBJECTIVES, SECURITES,
RISKS AND LIMITATIONS...................................................
MANAGEMENT OF THE FUNDS.................................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................
INVESTMENT ADVISORY AND OTHER SERVICES..................................
BROKERAGE ALLOCATION AND OTHER PRACTICES................................
DESCRIPTION OF THE TRUST................................................
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
     SHAREHOLDER DOCUMENTS..............................................
TAXATION................................................................
CALCULATION OF PERFORMANCE DATA.........................................
APPENDIX - RATINGS OF INVESTMENT SECURITIES.............................

            INVESTMENT OBJECTIVES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Each fund's investment objective is to seek maximum current income consistent with liquidity and stability of capital. Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.


The following investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.


                         INVESTMENT SECURITIES AND RISKS

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of a fund's concentration policy, the following asset-backed securities industries have been selected:

credit card receivables, automobile receivables, trade receivables and diversified financial assets. A fund will limit its investments in each such industry to less than 25% of its net assets.


BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.


BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.



CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits in excess of $100 million.


COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets.


CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.


DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a diversified mutual fund. Each fund also follows the regulations set forth by the Securities and Exchange Commission (SEC) that dictate the diversification requirements for money market mutual funds. These requirements prohibit a taxable money fund from purchasing a security if more than 5% of its total assets would be invested in the securities of a single issuer, although a fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.


FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.


On January 1, 1999, 11 of the 15 member states of the European union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries:
Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each country will treat the euro as a separate currency from that of any member state.



Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.



The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which the funds may invest in so far as price sources such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.



The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each fund's euro-denominated investments.



ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.



LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.



A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).



Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the fund, it is expected that the fund will do so only where the items being voted upon, in the judgement of Charles Schwab Investment Management, Inc. ("CSIM" or the investment adviser), either are material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.


MATURITY OF INVESTMENTS. Each fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.


QUALITY OF INVESTMENTS. The funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Each fund's holdings of second tier securities will not exceed 5% of its assets, and investments in second tier securities of any one issuer will be limited to the greater of 1% of the fund's assets or $1 million.



Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of a fund by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.


REPURCHASE AGREEMENTS. Repurchase agreements involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the fund could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, commercial paper and other promissory notes may be issued under Section 4(2) of the

Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.


Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.


STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.


U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or SALLIE
MAE), and the Federal Home Loan Bank (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their prices and yields to fluctuate.


VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY A VOTE OF A MAJORITY OF EACH FUND'S OUTSTANDING SHARES.

EACH FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with its investment objectives and policies.


(2) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(3) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(4) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(5) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(6) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(7) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(8) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.



Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).



Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.



Concentration. The Securities and Exchange Commission presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.



Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.



Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets.



Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.



THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.



EACH FUND MAY NOT:



(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities, or securities of other investment companies) if, as a result more than 5% of the value of its assets would be invested in the securities of such issuer, except that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.



(2) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that it reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the fund has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities in accordance its investment objective and policies.



(3)      Invest more than 10% of its net assets in illiquid securities.



(4) Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.



(5) Invest for the purpose of exercising control or management of another issuer.



(6) Purchase securities of other investment companies, except as permitted by the Investment Company Act of 1940, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.



(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).



(8)      Borrow money except that the fund may (i) borrow money from banks and
         (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the fund will not purchase securities while borrowings represent more than 5% of its total assets.



(9)      Write, purchase or sell puts, calls or combinations thereof.



(10) Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.


(11) Invest in interests in oil, gas, mineral leases or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

Except with respect to borrowings, concentration of investments and investments in illiquid securities, later changes in values or net assets do not require a fund to sell an investment even if it could not then make the same investment.

                             MANAGEMENT OF THE FUNDS


The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc., are as follows:



                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                      THE TRUST
CHARLES R. SCHWAB*                      Chairman, Chief           Chairman and Co-Chief Executive Officer,
July 29, 1937                           Executive Officer and     Director, The Charles Schwab Corporation; Chief
                                        Trustee                   Executive Officer, Director, Schwab Holdings,
                                                                  Inc.; Chairman, Director, Charles Schwab & Co.,
                                                                  Inc., Charles Schwab Investment Management,
                                                                  Inc.; Director, The Charles Schwab Trust
                                                                  Company; Chairman, Schwab Retirement Plan
                                                                  Services, Inc.; Chairman and Director until
                                                                  January 1999, Mayer & Schweitzer, Inc. (a
                                                                  securities brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Audiobase, Inc.
                                                                  (full-service audio solutions for the internet),
                                                                  Vodaphone AirTouch PLC (a telecommunications
                                                                  company) and Siebel Systems (a software company).

JOHN P. COGHLAN*                        President and Trustee     Vice Chairman and Executive Vice President, The
May 6, 1951                                                       Charles Schwab Corporation; Vice Chairman and
                                                                  Enterprise President, Retirement Plan Services
                                                                  and Services for Investment Managers, Charles
                                                                  Schwab & Co., Inc.; Chief Executive Officer and
                                                                  Director, Charles Schwab Investment Management,
                                                                  Inc.; President, Chief Executive Officer and
                                                                  Director, The Charles Schwab Trust Company;
                                                                  Director, Charles Schwab Asset Management
                                                                  (Ireland) Ltd.; Director, Charles Schwab
                                                                  Worldwide Funds PLC.

DONALD F. DORWARD                       Trustee                   Chief Executive Officer, Dorward & Associates
September 23, 1931                                                (corporate management, marketing and
                                                                  communications consulting firm).  From 1996 to
                                                                  1999, Executive Vice President and Managing
                                                                  Director, Grey Advertising.  From 1990 to 1996,
                                                                  Mr. Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates (advertising and
                                                                  marketing/consulting firm).


------------------------
* This trustee is an "interested person" of the trusts.

                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                      THE TRUST
ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (investments).  Prior to 1996, Chairman and
                                                                  Chief Executive Officer of North American
                                                                  Trust (real estate investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman and Chief Executive Officer, Wilsey
August 18, 1943                                                   Bennett, Inc. (truck and air transportation,
                                                                  real estate investment and management, and
                                                                  investments).

JEREMIAH H. CHAFKIN*                    Executive Vice            Executive Vice President, Asset Management
May 9, 1959                             President, Chief          Products and Services, Charles Schwab & Co.,
                                        Operating Officer and     Inc.; President and Chief Operating Officer,
                                        Trustee                   Charles Schwab Investment Management, Inc.
                                                                  Prior to September 1999, Mr. Chafkin was Senior
                                                                  Managing Director, Bankers Trust Company.

MARIANN BYERWALTER                      Trustee                   Vice President for Business Affairs and Chief
August 13, 1960                                                   Financial Officer, Stanford University (higher
                                                                  education).  Prior to February 1996, Ms.
                                                                  Byerwalter was Chief Financial Officer of Eureka
                                                                  Bank (savings and loans) and Chief Financial
                                                                  Officer and Chief Operating Officer of America
                                                                  First Eureka Holdings, Inc. (holding company).
                                                                  Ms. Byerwalter also is on the Board of Directors
                                                                  of America First Companies, Omaha, NE (venture
                                                                  capital/fund management) and Redwood Trust, Inc.
                                                                  (mortgage finance), and is Director of Stanford
                                                                  Hospitals and Clinics, SRI International
                                                                  (research) and LookSmart, Ltd. (an Internet
                                                                  infrastructure company).

WILLIAM A. HASLER                       Trustee                   Co-Chief Executive Officer, Aphton Corporation
November 22, 1941                                                 (bio-pharmaceuticals).  Prior to August 1998,
                                                                  Mr. Hasler was Dean of the Haas School of
                                                                  Business at the University of California,
                                                                  Berkeley (higher education).  Mr.


------------------------
* This trustee is an "interested person" of the trusts.

                                                                  Hasler also is on the Board of Directors of
                                                                  Solectron Corporation (manufacturing), Tenera, Inc.
                                                                  (services and software), Airlease Ltd. (aircraft
                                                                  leasing) and Mission West Properties (commercial
                                                                  real estate).

GERALD B. SMITH                         Trustee                   Chairman and Chief Executive Officer and founder
September 28, 1950                                                of Smith Graham & Co. (investment advisors).
                                                                  Mr. Smith is also on the Board of Directors of
                                                                  Pennzoil-Quaker State Company (oil and gas) and
                                                                  Rorento N.V. (investments - Netherlands), and is
                                                                  a member of the audit committee of Northern
                                                                  Border Partners, L.P., a subsidiary of Enron
                                                                  Corp. (energy).

TAI-CHIN TUNG                           Treasurer and Principal   Senior Vice President and Chief Financial
March 7, 1951                           Financial Officer         Officer, Charles Schwab Investment Management,
                                                                  Inc.  From 1994 to 1996, Ms. Tung was Controller
                                                                  for Robertson Stephens Investment Management,
                                                                  Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

KOJI E. FELTON                          Secretary                 Vice President, Chief Counsel and Assistant
March 13, 1961                                                    Corporate Secretary, Charles Schwab Investment
                                                                  Management, Inc.  Prior to June 1998, Mr. Felton
                                                                  was a Branch Chief in Enforcement at the U.S.
                                                                  Securities and Exchange Commission in San
                                                                  Francisco.


Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.


Each fund is overseen by a Board of Trustees. The Board of Trustees meets regularly to review each fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of the fiscal year ended December 31, 2000, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 44 funds as of December 31, 2000.

                                     ($)
                            Aggregate Compensation       Pension or           ($)
Name of Trustee                   From each              Retirement          Total
                                     Fund                 Benefits       Compensation
                                                         Accrued as    from Fund Complex
                                                        Part of Fund
                        Institutional     Retirement     Expenses
Charles R. Schwab            0             0                 N/A            0
Steven L. Scheid 1           0             0                 N/A            0
William J. Klipp 2           0             0                 N/A            0
Jeremiah H. Chafkin 3        0             0                 N/A            0
John P. Coghlan 4            0             0                 N/A            0
Mariann Byerwalter 3         _____         _____             N/A            _____
Donald F. Dorward            _____         _____             N/A            _____
William A. Hasler 3          _____         _____             N/A            _____
Robert G. Holmes             _____         _____             N/A            _____
Gerald B. Smith 3            _____         _____             N/A            _____
Donald R. Stephens           _____         _____             N/A            _____
Michael W. Wilsey            _____         _____             N/A            _____


                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

Pursuant to the exemptive relief granted to the trust, each fund will purchase and maintain the selected SchwabFund securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the independent trustees. The exemptive relief granted to the trust permits the funds and the trustees to purchase the selected SchwabFund securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the funds.

-------------------------------------

1 Resigned from the Board of Trustees effective November 21, 2000.

2 Mr. Klipp departed Schwab and CSIM in 1999 and resigned from the Board of Trustees effective April 30, 2000.

3 This trustee was first elected by shareholders on June 1, 2000.

4 Appointed to the board on November 21, 2000.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES




                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Schwab is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


For its advisory and administrative services to the funds, the investment adviser is entitled to receive graduated annual fee payable monthly based on each fund's average daily net assets as described below.

First $1 billion - 0.38%

More than $1 billion but not exceeding $10 billion - 0.35%

More than $10 billion but not exceeding $20 billion - 0.32%

More than $20 billion - 0.30%

Prior to April 30, 1999, for its advisory and administrative services to the fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.46% of each fund's average daily net assets of the first $1 billion, 0.45% of the next $1 billion but not in excess of $3 billion, 0.40% of net assets over $3 billion but not in excess of $10 billion, 0.37% of such assets over $10 billion but not in excess of $20 billion and 0.34% of such assets over $20 billion.


For the fiscal years ended December 31, 1998, 1999 and 2000, Schwab Institutional Advantage Fund paid investment advisory fees of $570,000 (fees were reduced by $939,000), $940,000 (fees were reduced by $990,000) and $_________________ (fees were reduced by $__________________), respectively.



For the fiscal years ended December 31, 1998, 1999 and 2000, Schwab Retirement Fund paid investment advisory fees of $721,000 (fees were reduced by $138,000), $989,000 (fees were reduced by $46,000) and $_______________________ (fees were reduced by $____________________), respectively.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, [2002], the total operating expenses (excluding interest, taxes, money fund insurance and certain non-routine expenses) of the Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund will not
exceed [    %] and [    %] of the average daily net assets, respectively. The
amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the fund. The expense cap is not intended to cover all fund expenses, and the fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest, taxes, and money fund insurance nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.


                                   DISTRIBUTOR


Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.


The funds pay other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund payable monthly in the amount of 0.05% of its average daily net assets. For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.20% of its average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT

PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the funds and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The funds' independent accountants, ______________________, audits and reports on the annual financial statements of each series of the trusts and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is __________________________. Each fund's audited financial statements for the fiscal year ended

December 31, 2000, are included in the fund's annual report, which is a separate report supplied with the SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be zero.

                             PORTFOLIO TRANSACTIONS


In effecting securities transactions for a fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the Board of Trustees, the investment adviser will select brokers and dealers for the funds on the basis of a number of factors, including, for example, price paid for securities, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.



When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its other clients, including mutual funds.


The funds expect that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices


The investment decisions for each fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the investment manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.


                            DESCRIPTION OF THE TRUST

Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.


The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for college savings or graduation gifts.

The funds may hold special meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.


The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.


PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER DOCUMENTS

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 2001: Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received on that day.



As long as the funds or Schwab follows reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.


Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.


Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.



                         EXCHANGING SHARES OF THE FUNDS



Shares of any SchwabFund, including any class of shares, may be sold and the shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirement of the fund or class or class purchased satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.


                                PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. When determining market values for portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values, or values obtained from yield data relating to classes of portfolio securities.


The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.


If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.



If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.



                        DELIVERY OF SHAREHOLDER DOCUMENTS



Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.


                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.


On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.



Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.


Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.


A fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.



Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


                         CALCULATION OF PERFORMANCE DATA


The funds' seven-day yields based on the seven days ended December 31, 2000 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.



                     Seven-Day Yield as of December 31, 2000



Schwab Institutional Advantage Money Fund         ______%

Schwab Retirement Money Fund                      ______%



The funds' seven-day effective yields based on the seven days ended December 31, 2000 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.

                Seven-Day Effective Yield as of December 31, 2000



Schwab Institutional Advantage Money Fund         ______ %

Schwab Retirement Money Fund                      ______ %



A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 2000.


The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION


An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.






                        FITCH, INC. (FORMERLY FITCH IBCA)


F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

(Page 1, Cover)

Prospectus


April 30, 2001


SCHWAB
Money Funds


Sweep Investments(R)


Schwab Money Market Fund

Schwab Government Money Fund

Schwab U.S. Treasury Money Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


Charles Schwab (logo)


(Page 2)

SCHWAB
Money Funds


Sweep Investments(R)


About The Funds
4                 Schwab Money Market Fund
8                 Schwab Government Money Fund
12                Schwab U.S. Treasury Money Fund
16                Fund Management

Investing In The Funds
18                Buying Shares
19                Selling/Exchanging Shares
20                Transaction Policies
21                Dividends and Taxes

(Page 3)


About The Funds

The Schwab Money Funds seek to provide high current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

All of the funds invest exclusively in money market investments. The Schwab Money Market Fund has greater investment risk but higher yield potential than the Schwab Government Money Fund, which in turn has greater investment risk but potentially higher yields than the Schwab U.S. Treasury Money Fund. This last fund offers the highest degree of safety but the lowest potential yield of the Schwab Money Funds.

The funds are designed primarily for use as Sweep Investments, in conjunction with a Schwab brokerage account. Customers with such an account can designate one of these funds as their account's primary fund.


(Page 4)


SCHWAB
Money Market Fund


TICKER SYMBOL SWMXX


[Goal] The fund seeks the highest current income consistent with stability of capital and liquidity.


Strategy

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:


- commercial paper, including asset-backed commercial paper and promissory notes
- certificates of deposit and time deposits
- variable- and floating-rate debt securities
- bank notes and bankers' acceptances
- repurchase agreements


All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

-Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality). -Diversification: requirements for diversification limit the fund's exposure to any given issuer.
-Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 5)

Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


[Friendly Voice] This fund is appropriate for investors interested in high money market returns.


(Page 6)

Performance

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31



[  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]
91       92       93       94       95       96       97       98       99       2000


Best quarter: _____% Q___  _____
Worst quarter:  ____% Q___  _____

Average annual total returns (%) as of 12/31/2000



                                                                  Since
                           1 Year       5 Years      10 Years     inception 1
Schwab Money
Market Fund                [     ]      [     ]      [     ]      [     ]


1 Inception: 1/26/1990.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)


SHAREHOLDER FEES                                                  None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                                   [  ]
Distribution (12b-1) fees                                         None
Other expenses*                                                   [  ]
Total annual operating expenses                                   [  ]

Expense reduction                                                 [  ]
                                                                  ----
Net operating expenses**                                          [  ]



*Restated to reflect current expenses.
**Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).


Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year        3 Years      5 Years      10 Years
$_____        $_____       $_____       $______



[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 7)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _____________________, audited these figures. Their full report is included in the fund's annual report (see back cover).







(Page 8)

SCHWAB
Government Money Fund


TICKER SYMBOL SWGXX



[Goal] The fund seeks the highest current income consistent with stability of capital and liquidity.


Strategy

To pursue its goal, the fund invests in U.S. government securities, such as:


-U.S. Treasury bills, notes and bonds
-other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including Fannie Mae, Freddie Mac and Sallie Mae -repurchase agreements


In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

-Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality). -Diversification: requirements for diversification limit the fund's exposure to any given issuer.
-Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 9)

Main Risks
Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


[Friendly Voice] This fund is appropriate for investors looking for high money market returns along with the added margin of safety provided by a portfolio of U.S. government securities.


(Page 10)

Performance

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]
91       92       93       94       95       96       97       98       99       2000



Best quarter: _____% Q___  _____
Worst quarter: _____% Q___  _____



Average annual total returns (%) as of 12/31/2000



                                                                  Since
                           1 Year       5 Years      10 Years     inception 1
Schwab Government
Money Fund                 [   ]        [   ]        [   ]        [   ]


1 Inception: 1/26/1990.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)

SHAREHOLDER FEES                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                      [    ]
Distribution (12b-1) fees                             None
Other expenses*                                      [    ]
Total annual operating expenses                      [    ]

Expense reduction                                    [    ]
                                                      -----
Net operating expenses**                             [    ]



*Restated to reflect current expenses.
**Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes and certain non-routine expenses).




Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year        3 Years      5 Years      10 Years
$_____        $_____       $_____       $______



[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 11)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _________________________, audited these figures. Their full report is included in the fund's annual report (see back cover).





(Page 12)

SCHWAB
U.S. Treasury Money Fund


TICKER SYMBOL SWUXX


[Goal] The fund seeks the highest current income consistent with stability of capital and liquidity.

Strategy

To pursue its goal, the fund invests exclusively in securities backed by the full faith and credit of the U.S. government. Typically, the fund's assets will be invested in U.S. Treasury bills, notes, and bonds. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety as far as the payment of principal and interest.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. By limiting its portfolio to full faith and credit U.S. government investments, the fund seeks to provide maximum safety as to its assets. The fund is distinct from certain other types of government money funds in that, for tax and credit quality reasons, it does not invest in repurchase agreements. The managers may adjust the fund's average maturity based on current and anticipated changes in interest rates. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

Because the income from U.S. Treasury securities is exempt from state and local income taxes, the fund generally expects that the dividends it pays will be exempt from those taxes as well. (Dividends still will be subject to federal income tax.)


[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

-Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality). -Diversification: requirements for diversification limit the fund's exposure to any given issuer.
-Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 13)


Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Government guarantees on securities the fund owns do not extend to the shares of the fund itself. Although the risk of default with U.S. Treasury securities is considered extremely unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


[Friendly Voice] With its portfolio of securities backed by the full faith and credit of the U.S. government, this fund is designed to provide investors with the highest degree of safety of all the Schwab Money Funds, as well as current money market returns.


(Page 14)


Performance


Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]
92       93       94       95       96       97       98       99       2000



Best quarter: _____% Q__  _____
Worst quarter: _____% Q___ _____



Average annual total returns (%) as of 12/31/2000



                                                     Since
                           1 Year       5 Years      inception 1
Schwab U.S. Treasury
Money Fund                 [    ]       [    ]       [    ]


1 Inception: 11/6/1991.

Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)


SHAREHOLDER FEES                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                      [    ]
Distribution (12b-1) fees                             None
Other expenses*                                      [    ]
Total annual operating expenses                      [    ]

Expense reduction                                    [    ]
                                                      -----
Net operating expenses**                             [    ]



*Restated to reflect current expenses.

**Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes and certain non-routine expenses).


Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year        3 Years      5 Years      10 Years
$_____        $_____       $_____       $______



[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 15)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, ____________________, audited these figures. Their full report is included in the fund's annual report (see back cover).





(Page 16)


Fund Management


The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than _____ million shareholder accounts. (All figures on this page are as of 12/31/2000).



As the investment adviser, the firm oversees the asset management and administration of the Schwab Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/2000, these fees were _____% for the Schwab Money Market Fund, _____% for the Schwab Government Money Fund and _____% for the Schwab U.S. Treasury Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.


[Friendly Voice] The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $_____ billion under management.



(Page 17)

Investing in the Funds

As a SchwabFunds(R) investor, you have a number of ways to do business with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.


(Page 18)

Buying Shares


The information on these pages outlines how Schwab brokerage account investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds.


These funds are designed for use in conjunction with a Schwab brokerage account. Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements.

When you designate one of these funds as the "primary fund" on your Schwab brokerage account, your uninvested cash balances will be invested automatically in that fund, according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your primary fund will be sold automatically to cover these transactions.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.


[Side Bar] Buying shares through direct orders

In addition to automatic sweep purchases, it is possible to buy shares of a fund by placing a direct order, as you would with any other Schwab mutual fund.

Each fund's minimum for initial direct investments is $10,000 ($5,000 for retirement and custodial accounts). The minimum additional direct investment is $1,000.

For initial direct purchases, you'll need to choose whether you want your dividends reinvested or paid to you. If you don't indicate a choice, your dividends will be reinvested.

Place direct orders using any of the methods described at right.


(Page 19)


Selling/Exchanging Shares


When selling or exchanging shares, please be aware of the following policies:


-A fund may take up to seven days to pay sale proceeds.
-If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.
-The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.
-Exchange orders are limited to other Schwab Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.
-You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.
-You will need to keep at least $100 in any fund you are not closing.


You may place direct orders to sell shares using any of the methods described below. For automatic sweep sales, see your account agreement.

Methods for placing direct orders


Schwab by Phone(TM)
Automated voice service or speak with a representative at 800-435-4000. (for TDD service, call 800-345-2550)



TeleBroker(R)
Automated touch-tone phone service at 800-272-4922.


SchwabLink
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

Mail
Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

In person
Visit the nearest Charles Schwab branch office.

[Side Bar] When placing orders

With every direct order to buy, sell or exchange shares you will need to include the following information:


-Your name.
-Your account number (for SchwabLink transactions, include the master account and subaccount numbers).
-The name and share class (if applicable) of the fund whose shares you want to buy or sell.
-The dollar amount you would like to buy, sell or exchange.
-For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.
-When selling shares, how you would like to receive the proceeds.


Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


(Page 20)

Transaction Policies


The funds are open for business each day that both the New York Stock Exchange
(NYSE) and the Federal Reserve Bank of New York are open. The funds calculate their share prices twice each business day, first at 10 a.m. Eastern time and again after the close of the funds (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. However, phone orders received after 8 p.m. Eastern time will be executed at the next day's closing NAV, not at the morning NAV. Orders to buy shares that are accepted prior to the morning NAV calculation generally receive that day's dividend. Orders to buy that are accepted after the morning NAV but prior to the closing NAV generally will receive the next day's dividend. Shares sold or exchanged at the morning NAV generally don't receive that day's dividend, but those sold or exchanged at the closing NAV generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV. The funds and Schwab reserve certain rights, including the following:


-To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares.
-To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.
-To refuse any purchase or exchange order.
-To change or waive a fund's investment minimums.
-To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.
-To withdraw or suspend any part of the offering made by this prospectus.



(Page 21)

Dividends and Taxes


Any investment in a fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


As a shareholder, you are entitled to your share of the dividends your fund earns. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The funds do not expect to pay any capital gain distributions.

Unless you are investing through a tax-deferred or Roth retirement account, your fund dividends generally have tax consequences. Each fund's net investment income is distributed as dividends and is taxable as ordinary income. Dividends paid by the U.S. Treasury Money Fund are subject to federal income tax but typically are free from any state and local personal income taxes. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

At the beginning of every year, the funds provide shareholders with information detailing the tax status of any dividends the fund declared during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.


(Page 22, Notes)

(Page 23, Notes)

(Page 24, Back Cover)

SCHWAB
Money Funds


Sweep Investments(R)



To Learn More

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

Shareholder reports, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


You can obtain free copies of these documents by contacting SchwabFunds.(R) You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.



SEC File Number
Schwab Money Funds --


Sweep Investments(R)                    811-5954



Securities and Exchange Commission
Washington, D.C.  20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov



SchwabFunds
P.O. Box 7575
San Francisco, CA  94120-7575
800-435-4000
www.schwab.com/schwabfunds



Prospectus
April 30, 2001



Charles Schwab (logo)



MKT3850FLT-2

                       STATEMENT OF ADDITIONAL INFORMATION


                    SCHWAB MONEY FUNDS - SWEEP INVESTMENTS(R)


                            SCHWAB MONEY MARKET FUND
                          SCHWAB GOVERNMENT MONEY FUND
                         SCHWAB U.S. TREASURY MONEY FUND


                                 APRIL 30, 2001



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated April 30, 2001 (as amended from time to time).



To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the funds at P.O. Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.


The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS


                                                                                             Page
                                                                                             ----
INVESTMENT OBJECTIVES, SECURITIES, RISKS AND LIMITATIONS...................................
MANAGEMENT OF THE FUNDS....................................................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................................
INVESTMENT ADVISORY AND OTHER SERVICES.....................................................
BROKERAGE ALLOCATION AND OTHER PRACTICES...................................................
DESCRIPTION OF THE TRUST...................................................................
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER DOCUMENTS...........
TAXATION...................................................................................
CALCULATION OF PERFORMANCE DATA............................................................
APPENDIX - RATINGS OF INVESTMENT SECURITIES................................................

            INVESTMENT OBJECTIVES, SECURITIES, RISKS AND LIMITATIONS


                              INVESTMENT OBJECTIVES

Schwab Money Market Fund seeks maximum current income consistent with stability of capital.

Schwab Government Money Fund seeks maximum current income consistent with stability of capital.

Schwab U.S. Treasury Money Fund seeks high current income consistent with liquidity and stability of capital.

Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.


The following investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.





                         INVESTMENT SECURITIES AND RISKS

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.


Based on the primary characteristics of the various types of asset-backed securities, for purposes of a fund's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. A fund will limit its investments in each such industry to less than 25% of its net assets.


BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.


BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.



CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits in excess of $100 million.


COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets.


CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.


DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a diversified mutual fund. Each fund also follows the regulations set forth by the Securities and Exchange Commission (SEC) that dictate the diversification requirements for money market mutual funds. These requirements prohibit a taxable money fund from purchasing a security if more than 5% of its total assets would be invested in the securities of a single issuer, although a fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.


FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.


On January 1, 1999, 11 of the 15 member states of the European union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries:
Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each country will treat the euro as a separate currency from that of any member state.



Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.

The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.



The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which the funds may invest in so far as price sources such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.



The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short and long-term consequences can be expected, such as changes in economic environment and changes in behavior of investors, all of which will impact each fund's euro-denominated investments.



ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.



LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.



A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).



Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the fund, it is expected that the fund will do so only where the items being voted upon, in the judgement of Charles Schwab Investment Management, Inc. ("CSIM" or the investment adviser), either are material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.

MATURITY OF INVESTMENTS. Each fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.



MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.


QUALITY OF INVESTMENTS. The funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Each fund's holdings of second tier securities will not exceed 5% of its assets, and investments in second tier securities of any one issuer will be limited to the greater of 1% of the fund's assets or $1 million.



Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of a fund by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.


REPURCHASE AGREEMENTS. Repurchase agreements involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the fund could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.


Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount a fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.


STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.


U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or SALLIE
MAE), and the Federal Home Loan Bank (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their prices and yields to fluctuate.


U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States Government.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.

SCHWAB MONEY MARKET FUND AND SCHWAB GOVERNMENT MONEY FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with its investment objectives and policies.


(2) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(3) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(4) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(5) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(6) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(7) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(8) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



SCHWAB U.S. TREASURY MONEY FUND MAY NOT:



(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(2) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(3) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(5) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(6) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(7) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.



Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).



Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.



Concentration. The Securities and Exchange Commission presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.



Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.



Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets.



Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.



THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.



SCHWAB MONEY MARKET FUND AND SCHWAB GOVERNMENT MONEY FUND MAY NOT:



(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities, or securities of other investment companies) if, as a result more than 5% of the value of its assets would be invested in the securities of such issuer, except that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.



(2) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that it reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the fund has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities in accordance with its investment objective and policies.



(3) Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.



(4) Invest for the purpose of exercising control or management of another issuer.



(5)      Invest more than 10% of its net assets in illiquid securities.



(6) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.



(7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).



(8)      Borrow money except that the fund may (i) borrow money from banks and
         (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the fund will not purchase securities while borrowings represent more than 5% of its total assets.



(9)      Write, purchase or sell puts, calls or combinations thereof.



(10) Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.


(11) Invest in interests in oil, gas, mineral leases or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.


(12) Purchase money market securities deemed to mature in more than 397 days.


SCHWAB U.S. TREASURY MONEY FUND MAY NOT:


(1) Purchase securities other than obligations issued by the U.S. Treasury and securities backed by the "full faith and credit" guarantee of the U.S. government that mature in more than 397 days or less.



(2) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).



(3)      Invest in commodities or in real estate.



(4) Invest for the purpose of exercising control over management of another company.



(5)      Borrow money except that the fund may (i) borrow money from banks and
         (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the fund will not purchase securities while borrowings represent more than 5% of its total assets.







(6) Invest more than 10% of its net assets in securities which are not readily marketable, including securities which are restricted as to disposition; or



(7)      Engage in short sales, except for short sales against the box.


Except with respect to borrowings, concentration of investments and investments in illiquid securities, later changes in values or net assets do not require a fund to sell an investment even if it could not then make the same investment.

                             MANAGEMENT OF THE FUNDS


The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc., are as follows:



                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS
NAME/DATE OF BIRTH                      THE TRUST                 & AFFILIATIONS
------------------                      ---------                 --------------
CHARLES R. SCHWAB*                      Chairman, Chief           Chairman and Co-Chief Executive Officer,
July 29, 1937                           Executive Officer and     Director, The Charles Schwab Corporation; Chief
                                        Trustee                   Executive Officer, Director, Schwab Holdings,
                                                                  Inc.; Chairman, Director, Charles Schwab & Co.,
                                                                  Inc., Charles Schwab Investment Management,
                                                                  Inc.; Director, The Charles Schwab Trust
                                                                  Company; Chairman, Schwab Retirement Plan
                                                                  Services, Inc.; Chairman and Director until
                                                                  January 1999, Mayer & Schweitzer, Inc. (a
                                                                  securities brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Audiobase, Inc.
                                                                  (full-service audio solutions for the internet),
                                                                  Vodaphone AirTouch PLC (a telecommunications
                                                                  company) and Siebel Systems (a software company).

JOHN P. COGHLAN*                        President and Trustee     Vice Chairman and Executive Vice President, The
May 6, 1951                                                       Charles Schwab Corporation; Vice Chairman and
                                                                  Enterprise President, Retirement Plan Services
                                                                  and Services for Investment Managers, Charles
                                                                  Schwab & Co., Inc.; Chief Executive Officer and
                                                                  Director, Charles Schwab Investment Management,
                                                                  Inc.; President, Chief Executive Officer and
                                                                  Director, The Charles Schwab Trust Company;
                                                                  Director, Charles Schwab Asset Management
                                                                  (Ireland) Ltd.; Director, Charles Schwab
                                                                  Worldwide Funds PLC.


----------
*This trustee is an "interested person" of the trusts.

DONALD F. DORWARD                       Trustee                   Chief Executive Officer, Dorward & Associates
September 23, 1931                                                (corporate management, marketing and
                                                                  communications consulting firm).  From 1996 to
                                                                  1999, Executive Vice President and Managing
                                                                  Director, Grey Advertising.  From 1990 to 1996,
                                                                  Mr. Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates (advertising and
                                                                  marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (investments).  Prior to 1996, Chairman and
                                                                  Chief Executive Officer of North American
                                                                  Trust (real estate investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman and Chief Executive Officer, Wilsey
August 18, 1943                                                   Bennett, Inc. (truck and air transportation,
                                                                  real estate investment and management, and
                                                                  investments).

JEREMIAH H. CHAFKIN*                    Executive Vice            Executive Vice President, Asset Management
May 9, 1959                             President, Chief          Products and Services, Charles Schwab & Co.,
                                        Operating Officer and     Inc.; President and Chief Operating Officer,
                                        Trustee                   Charles Schwab Investment Management, Inc.
                                                                  Prior to September 1999, Mr. Chafkin was Senior
                                                                  Managing Director, Bankers Trust Company.

MARIANN BYERWALTER                      Trustee                   Vice President for Business Affairs and Chief
August 13, 1960                                                   Financial Officer, Stanford University (higher
                                                                  education).  Prior to February 1996, Ms.
                                                                  Byerwalter was Chief Financial Officer of Eureka
                                                                  Bank (savings and loans) and Chief Financial
                                                                  Officer and Chief Operating Officer of America
                                                                  First Eureka Holdings, Inc. (holding company).
                                                                  Ms. Byerwalter also is on the Board of Directors
                                                                  of America First Companies, Omaha, NE (venture
                                                                  capital/fund management) and Redwood Trust, Inc.
                                                                  (mortgage finance), and is Director of Stanford
                                                                  Hospitals and Clinics, SRI International
                                                                  (research) and LookSmart,


----------
*This trustee is an "interested person" of the trusts.

                                                                  Ltd. (an Internet infrastructure company).

WILLIAM A. HASLER                       Trustee                   Co-Chief Executive Officer, Aphton Corporation
November 22, 1941                                                 (bio-pharmaceuticals).  Prior to August 1998,
                                                                  Mr. Hasler was Dean of the Haas School of
                                                                  Business at the University of California,
                                                                  Berkeley (higher education).  Mr. Hasler also is
                                                                  on the Board of Directors of Solectron
                                                                  Corporation (manufacturing), Tenera, Inc.
                                                                  (services and software), Airlease Ltd. (aircraft
                                                                  leasing) and Mission West Properties (commercial
                                                                  real estate).

GERALD B. SMITH                         Trustee                   Chairman and Chief Executive Officer and founder
September 28, 1950                                                of Smith Graham & Co. (investment advisors).
                                                                  Mr. Smith is also on the Board of Directors of
                                                                  Pennzoil-Quaker State Company (oil and gas) and
                                                                  Rorento N.V. (investments - Netherlands), and is
                                                                  a member of the audit committee of Northern
                                                                  Border Partners, L.P., a subsidiary of Enron
                                                                  Corp. (energy).

TAI-CHIN TUNG                           Treasurer and Principal   Senior Vice President and Chief Financial
March 7, 1951                           Financial Officer         Officer, Charles Schwab Investment Management,
                                                                  Inc.  From 1994 to 1996, Ms. Tung was Controller
                                                                  for Robertson Stephens Investment Management,
                                                                  Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

KOJI E. FELTON                          Secretary                 Vice President, Chief Counsel and Assistant
March 13, 1961                                                    Corporate Secretary, Charles Schwab Investment
                                                                  Management, Inc.  Prior to June 1998, Mr. Felton
                                                                  was a Branch Chief in Enforcement at the U.S.
                                                                  Securities and Exchange Commission in San
                                                                  Francisco.


Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.


Each fund is overseen by a Board of Trustees. The Board of Trustees meets regularly to review each fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of the fiscal year ended December 31, 2000, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 44 funds as of December 31, 2000.



                                                      ($)                         Pension or
                                            Aggregate Compensation           Retirement Benefits                   ($)
Name of Trustee                                   from each                   Accrued as Part of       Total Compensation from Fund
                                                     Fund                        Fund Expenses                   Complex
                              ---------------------------------------------
                              Money Market      Government        U.S.
                                                Money             Treasury

     Charles R. Schwab        0                 0                 0               N/A                               0
     Steven L. Scheid 1       0                 0                 0               N/A                               0
     William J. Klipp 2       0                 0                 0               N/A                               0
     Jeremiah H. Chafkin 3    0                 0                 0               N/A                               0
     John P. Coghlan 4        0                 0                 0               N/A                               0
     Mariann Byerwalter 3     _____             _____             _____           N/A                               _____
     Donald F. Dorward        _____             _____             _____           N/A                               _____
     William A. Hasler 3      _____             _____             _____           N/A                               _____
     Robert G. Holmes         _____             _____             _____           N/A                               _____
     Gerald B. Smith 3        _____             _____             _____           N/A                               _____
     Donald R. Stephens       _____             _____             _____           N/A                               _____
     Michael W. Wilsey        _____             _____             _____           N/A                               _____


                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

Pursuant to the exemptive relief granted to the trust, each fund will purchase and maintain the selected SchwabFund securities in an amount equal to the deemed investments in that fund of the



----------
1 Resigned from the Board effective November 21, 2000.
2 Mr. Klipp departed from Schwab and CSIM in 1999 and resigned from the Board of Trustees effective April 30, 2000.
3 This trustee was first elected by shareholders on June 1, 2000.
4 Appointed to the Board on November 21, 2000.

Deferred Fee Accounts of the independent trustees. The exemptive relief granted to the trust permits the funds and the trustees to purchase the selected SchwabFund securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES





                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement), between it and the trust. Schwab is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.



For its advisory and administrative services to the funds, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.


First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion - 0.30%

Prior to April 30, 1999, for its advisory and administrative services to the Schwab Money Market Fund, the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion, 0.45% of net assets over $1 billion but not in excess of $3 billion, 0.40% of net assets over $3 billion but not in excess of $10 billion, 0.37% of such assets over $10 billion but not in excess of $20 billion and 0.34% of such assets over $20 billion.


For the fiscal years ended December 31, 1998, 1999 and 2000, the Schwab Money Market Fund paid investment advisory fees of $66,955,000 (fees were reduced by $25,922,000), $87,724,000 (fees were reduced by $20,382,000) and
$____________________ (fees were reduced by $____________________), respectively.


Prior to April 30, 1999, for its advisory and administrative services to the Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.46% of each fund's average daily net assets of the first $1 billion, 0.41% of net assets over $1 billion not in excess of $2 billion, and 0.40% of net assets over $2 billion.

For the fiscal years ended December 31, 1998, 1999 and 2000, Schwab Government Money Fund paid investment advisory fees of $5,598,000 (fees were reduced by $3,539,000), $6,572,000 (fees were reduced by $2,455,000) and
$______________________ (fees were reduced by $____________________________), respectively.



For the fiscal years ended December 31, 1998, 1999 and 2000, U.S. Treasury Money Fund paid investment advisory fees of $3,266,000 (fees were reduced by $5,004,000), $3,998,000 (fees were reduced by $4,790,000) and
$____________________________ (fees were reduced by $________________________), respectively.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, [2002], the total operating expenses (excluding interest, taxes, money fund insurance and certain non-routine expenses) of the Schwab Money
Market Fund will not exceed [    %] of the average daily net assets. For the
Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, the investment adviser and Schwab have contractually guaranteed that, through at least April 30, [2002], the total operating expenses (excluding interest, taxes and certain
non-routine expenses) will not exceed [    %] and [    %] respectively, of the
average daily net assets. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the fund. The expense cap is not intended to cover all fund expenses, and the fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest, taxes and money fund insurance (if applicable), nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.


                                   DISTRIBUTOR


Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.


The funds pay other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.25% of each fund's average daily net assets. For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.20% of the average daily net assets of each fund.

                          CUSTODIAN AND FUND ACCOUNTANT

PFPC Trust Company, 8800 Tinicum Blvd, Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the funds and PFPC, Inc., 400 Bellevue Parkway, Wilmington DE 19809, serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The funds' independent accountants, ___________________________, audits and reports on the annual financial statements of each series of the trusts and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is ___________________________. Each fund's audited financial statements for the fiscal year ended December 31, 2000, are included in the funds' annual report, which is a separate report supplied with the SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be zero.

                             PORTFOLIO TRANSACTIONS


In effecting securities transactions for a fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the Board of Trustees, the investment adviser will select brokers and dealers for the funds on the basis of a number of factors, including, for example, price paid for securities, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.



When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its other clients, including mutual funds.


The funds expect that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices

The investment decisions for each fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the investment manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.


                            DESCRIPTION OF THE TRUST

Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.


The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for college savings or graduation gifts.


The funds may hold special meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.


The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at net asset value per share as determined in accordance with the bylaws.


           PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
                             SHAREHOLDER DOCUMENTS


                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 2001: Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.



As long as the funds or Schwab follows reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.


Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.


The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.



                         EXCHANGING SHARES OF THE FUNDS



Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.


                                PRICING OF SHARES


Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. When determining market values for portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.


The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.


If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.



If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.



                        DELIVERY OF SHAREHOLDER DOCUMENTS



Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.


On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.



Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.


Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss.


Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from earnings received on direct investment on U.S. government securities, subject to certain restrictions.


A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.


A fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.



Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


                         CALCULATION OF PERFORMANCE DATA


The funds' seven-day yields based on the seven days ended December 31, 2000 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.



                     Seven-day Yield as of December 31, 2000

                     Schwab Money Market Fund            ______%

                     Schwab Government Money Fund        ______%

                     Schwab U.S. Treasury Money Fund     ______%



The funds' effective seven-day yields based on the seven days ended December 31, 2000 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.



                     Seven-day Effective Yield as of December 31, 2000



                     Schwab Money Market Fund            _____%

                     Schwab Government Money Fund        _____%

                     Schwab U.S. Treasury Money Fund     _____%



A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 2000.


The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION


An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.








                        FITCH, INC. (FORMERLY FITCH IBCA)


F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

(Page 1, Cover)


Prospectus
April 30, 2001


SCHWAB
Municipal Money Funds
Sweep Investments(TM)

Schwab Municipal Money Fund

Schwab California Municipal Money Fund

Schwab New York Municipal Money Fund

Schwab New Jersey Municipal Money Fund

Schwab Pennsylvania Municipal Money Fund

Schwab Florida Municipal Money Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.



Charles Schwab (logo)



(Page 2)


SCHWAB
MUNICIPAL MONEY FUNDS
SWEEP INVESTMENTS(TM)

About The Funds
4                  Schwab Municipal Money Fund
8                  Schwab California Municipal Money Fund
12                 Schwab New York Municipal Money Fund
16                 Schwab New Jersey Municipal Money Fund
20                 Schwab Pennsylvania Municipal Money Fund
24                 Schwab Florida Municipal Money Fund
28                 Fund Management

Investing In The Funds
30                 Buying Shares
31                 Selling/Exchanging Shares
32                 Transaction Policies
33                 Dividends and Taxes

(Page 3)


About The Funds

The Schwab Municipal Money Funds seek to provide high current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

Because these funds invest in municipal money market investments, their dividends generally are free from federal income tax. Dividends from the state-specific funds generally are free from state income tax as well.

The funds are designed primarily for use as Sweep Investments, in conjunction with a Schwab brokerage account. Customers with such an account can designate one of these funds as their account's primary fund.


(Page 4)


SCHWAB
Municipal Money Fund


TICKER SYMBOL
SWEEP SHARES  SWXXX


[Goal] The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax.

Strategy


To pursue its goal, the fund invests in municipal money market securities from states and municipal agencies around the country and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

The fund intends to invest 100% of its assets in municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

-Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality). -Diversification: requirements for diversification limit the fund's exposure to any given issuer.
-Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 5)

Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

Some of the fund's income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


[Friendly Voice] This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

(Page 6)


Performance

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


Annual total returns (%) as of 12/31


[  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]
91       92       93       94       95       96       97       98       99       2000



Best quarter: _____% Q___ _____
Worst quarter: _____% Q___ _____




Average annual total returns (%) as of 12/31/2000



                                                                  Since
                           1 Year       5 Years      10 Years     inception 1
Schwab Municipal
Money Fund                 [    ]       [    ]       [     ]      [    ]


 1  Inception: 1/26/1990.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)


SHAREHOLDER FEES                                                   None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                                   [    ]
Distribution (12b-1) fees                                          None
Other expenses*                                                   [    ]
Total annual operating expenses                                   [    ]

Expense reduction                                                 [    ]
                                                                  ------
Net operating expenses**                                          [    ]



*Restated to reflect current expenses.
**Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).

Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year        3 Years      5 Years      10 Years
$_____        $_____       $_____       $______



[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 7)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _____________________________, audited these figures. Their full report is included in the fund's annual report (see back cover).







(Page 8)

SCHWAB
California Municipal
Money Fund

TICKER SYMBOL
SWEEP SHARES  SWCXX

[Goal] The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax.


Strategy


To pursue its goal, the fund invests in money market securities from California state and municipal issuers and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


The fund intends to invest 100% of its assets in municipal money market securities, at least 65% of which will be California state and municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.



[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

-Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality). -Diversification: requirements for diversification limit the fund's exposure to any given issuer.
-Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).



(Page 9)

Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


This fund invests primarily in securities issued by the State of California and its municipalities. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance.


Some of the fund's income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

[Friendly Voice] For California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

(Page 10)

Performance

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]     [  ]
91       92       93       94       95       96       97       98       99       2000



Best quarter: _____% Q___ _____
Worst quarter: _____% Q___ _____




Average annual total returns (%) as of 12/31/2000



                                                                  Since
                           1 Year       5 Years      10 Years     inception 1
Schwab California
Municipal Money Fund       [    ]       [    ]       [    ]       [    ]


1  Inception: 11/6/1990.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.



Fee table (%)
SHAREHOLDER FEES                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                                      [    ]
Distribution (12b-1) fees                             None
Other expenses*                                      [    ]
Total annual operating expenses                      [    ]

Expense reduction                                    [    ]
                                                     ------
Net operating expenses**                             [    ]



*Restated to reflect current expenses.

**Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).



Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year        3 Years      5 Years      10 Years
$_____        $_____       $_____       $______



[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 11)


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _________________________, audited these figures. Their full report is included in the fund's annual report (see back cover).






(Page 12)

SCHWAB
New York Municipal
Money Fund

TICKER SYMBOL
SWEEP SHARES  SWNXX


[Goal] The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New York state and local personal income tax.


Strategy


To pursue its goal, the fund invests in money market securities from New York state and municipal issuers and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


The fund intends to invest 100% of its assets in municipal money market securities, at least 65% of which will be New York state and municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.



[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

-Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality). -Diversification: requirements for diversification limit the fund's exposure to any given issuer.
-Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 13)

Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


This fund invests primarily in securities issued by the State of New York and its municipalities. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance.


Some of the fund's income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


[Friendly Voice] For New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.


(Page 14)


Performance


Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[  ]     [  ]     [  ]     [  ]     [  ]
96       97       98       99       2000



Best quarter: _____% Q___ _____
Worst quarter: _____% Q___ _____




Average annual total returns (%) as of 12/31/2000



                                                                  Since
                                        1 Year       5 Years      inception 1
Schwab New York
Municipal Money Fund                    [    ]       [    ]       [    ]


1  Inception: 2/27/1995.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.



Fee table (%)


SHAREHOLDER FEES                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                                      [    ]
Distribution (12b-1) fees                             None
Other expenses*                                      [    ]
Total annual operating expenses                      [    ]

Expense reduction                                    [    ]
                                                     ------
Net operating expenses**                             [    ]



*Restated to reflect current expenses.
**Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).



Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year        3 Years      5 Years      10 Years
$_____        $_____       $_____       $______



[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 15)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _____________________, audited these figures. Their full report is included in the fund's annual report (see back cover).






(Page 16)

SCHWAB
New Jersey Municipal
Money Fund

TICKER SYMBOL
SWEEP SHARES  SWJXX


[Goal] The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New Jersey personal income tax.

Strategy


To pursue its goal, the fund invests in money market securities from New Jersey state and municipal issuers and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


The fund intends to invest 80% of its assets in municipal money market securities, at least 65% of which will be New Jersey state and municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

-Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality). -Diversification: requirements for diversification limit the fund's exposure to any given issuer.
-Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 17)

Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

This fund invests primarily in securities issued by the State of New Jersey and its municipalities. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance.


Some of the fund's income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).


The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


[Friendly Voice] For New Jersey taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


(Page 18)

Performance

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[  ]     [  ]
99       2000



Best quarter: _____% Q___ _____
Worst quarter: _____% Q___ _____




Average annual total returns (%) as of 12/31/2000



                                                     Since
                                        1 Year       inception 1
Schwab New Jersey
Municipal Money Fund                    [    ]       [    ]


1  Inception: 2/2/1998.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)

SHAREHOLDER FEES                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                      [    ]
Distribution (12b-1) fees                             None
Other expenses*                                      [    ]
Total annual operating expenses                      [    ]

Expense reduction                                    [    ]
                                                     ------
Net operating expenses**                             [    ]




*Restated to reflect current fees.
**Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).



Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year        3 Years      5 Years      10 Years
$_____        $_____       $_____       $______



[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 19)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _____________________, audited these figures. Their full report is included in the fund's annual report (see back cover).






(Page 20)

SCHWAB
Pennsylvania Municipal
Money Fund

TICKER SYMBOL
SWEEP SHARES  SWEXX

[Goal] The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax.


Strategy


To pursue its goal, the fund invests in money market securities from Pennsylvania state and municipal issuers and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


The fund intends to invest 80% of its total assets in municipal money market securities; and at least 65% in Pennsylvania state and municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.



[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

-Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality). -Diversification: requirements for diversification limit the fund's exposure to any given issuer.
-Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 21)

Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

This fund invests primarily in securities issued by the Commonwealth of Pennsylvania and its municipalities. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance.


Some of the fund's income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


[Friendly Voice] For Pennsylvania taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


(Page 22)

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[  ]     [  ]
99       2000



Best quarter: _____% Q___ _____
Worst quarter: _____% Q___ _____




Average annual total returns (%) as of 12/31/2000



                                                     Since
                                        1 Year       inception 1
Schwab Pennsylvania
Municipal Money Fund                    [    ]       [    ]


1  Inception: 2/2/1998.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)

SHAREHOLDER FEES                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                      [    ]
Distribution (12b-1) fees                             None
Other expenses*                                      [    ]
Total annual operating expenses                      [    ]

Expense reduction                                    [    ]
                                                     ------
Net operating expenses**                             [    ]




*Restated to reflect current expenses.
**Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).



Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year        3 Years      5 Years      10 Years
$_____        $_____       $_____       $_____



[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 23)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, ________________________, audited these figures. Their full report is included in the fund's annual report (see back cover).







(Page 24)

SCHWAB
Florida Municipal
Money Fund

TICKER SYMBOL
SWEEP SHARES  SWFXX

[Goal] The fund seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity, and also seeks to have its shares exempt from the Florida intangible tax.


Strategy

To pursue its goal, the fund invests in money market securities from Florida state and municipal issuers and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


The fund intends to invest 80% of its total assets in municipal money market securities; and at least 65% in Florida state and municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.



[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:



-Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality). -Diversification: requirements for diversification limit the fund's exposure to any given issuer.
-Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).



(Page 25)





Main Risks


Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


This fund invests primarily in securities issued by the State of Florida and its municipalities. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance.


Some of the fund's income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income or cause an investment in the fund to be subject to the Florida Intangibles Tax. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


[Friendly Voice] For Florida taxpayers, especially those in higher tax brackets who are seeking tax-exempt income, this fund may be an appropriate investment.


(Page 26)

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[  ]     [  ]
99       2000



Best quarter: _____% Q___ _____
Worst quarter: _____% Q___ _____




Average annual total returns (%) as of 12/31/2000



                                                     Since
                                        1 Year       inception 1
Schwab Florida
Municipal Money Fund                    [    ]      [    ]


1 Inception: 3/18/1998.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

Fee table (%)

SHAREHOLDER FEES                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                      [    ]
Distribution (12b-1) fees                             None
Other expenses*                                      [    ]
Total annual operating expenses                      [    ]

Expense reduction                                    [    ]
                                                     ------
Net operating expenses**                             [    ]



*Restated to reflect current expenses.
**Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).



Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year        3 Years      5 Years      10 Years
$_____        $_____       $_____       $______


[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 27)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, ______________________, audited these figures. Their full report is included in the fund's annual report (see back cover).







(Page 28)


Fund Management


The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than _____ million shareholder accounts. (All figures on this page are as of 12/31/2000).

As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/2000, these fees were _____% for the Schwab Municipal Money Fund, _____% for the Schwab California Municipal Money Fund, _____% for the Schwab New York Municipal Money Fund, _____% for the Schwab New Jersey Municipal Money Fund, _____% for the Schwab Pennsylvania Municipal Money Fund and _____% for the Florida Municipal Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.




[Friendly Voice] The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $_____ billion under management.



(Page 29)

Investing in the Funds

As a SchwabFunds(R) investor, you have a number of ways to do business with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.


(Page 30)

Buying Shares


The information on these pages outlines how Schwab brokerage account investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds.


These funds are designed for use in conjunction with a Schwab brokerage account. Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements.

When you designate one of these funds as the "primary fund" on your Schwab brokerage account, your uninvested cash balances will be invested automatically in that fund, according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your primary fund will be sold automatically to cover these transactions.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.


[Side Bar] Buying shares through direct orders

In addition to automatic sweep purchases, it is possible to buy shares of a fund by placing a direct order, as you would with any other Schwab mutual fund.

Each fund's minimum for initial direct investments is $10,000 ($5,000 for custodial accounts). The minimum additional direct investment is $1,000.

For initial direct purchases, you'll need to choose whether you want your dividends reinvested or paid to you. If you don't indicate a choice, your dividends will be reinvested.

Place direct orders using any of the methods described at right.

Municipal money funds are not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.



(Page 31)


Selling/Exchanging Shares


When selling or exchanging shares, please be aware of the following policies:


-A fund may take up to seven days to pay sale proceeds.
-If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.
-The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.
-Exchange orders are limited to other Schwab Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.
-You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.
-You will need to keep at least $100 in any fund account you are not closing.


You may place direct orders to sell shares using any of the methods described below. For automatic sweep sales, see your account agreement.


Methods for placing direct orders



Schwab by Phone(TM)
Automated voice service or speak with a representative at 800-435-4000 (for TDD service, call 800-345-2550).



TeleBroker(R)
Automated touch-tone phone service at 800-272-4922.


SchwabLink
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

Mail
Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.


In person
Visit the nearest Charles Schwab branch office.


[Side Bar] When placing orders

With every direct order to buy, sell or exchange shares you will need to include the following information:

-Your name.
-Your account number (for SchwabLink transactions, include the master account and subaccount numbers).
-The name and share class (if applicable) of the fund whose shares you want to buy or sell.
-The dollar amount you would like to buy, sell or exchange.
-For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.
-When selling shares, how you would like to receive the proceeds.


Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


(Page 32)

Transaction Policies


The funds are open for business each day that both the New York Stock Exchange
(NYSE) and the Federal Reserve Bank of New York are open. The funds calculate their share prices twice each business day, first at 10 a.m. Eastern time and again after the close of the funds (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. However, phone orders received after 8 p.m. Eastern time will be executed at the next day's closing NAV, not at the morning NAV. Orders to buy shares that are accepted prior to the morning NAV calculation generally receive that day's dividend. Orders to buy that are accepted after the morning NAV but prior to the closing NAV generally will receive the next day's dividend. Shares sold or exchanged at the morning NAV generally don't receive that day's dividend, but those sold or exchanged at the closing NAV generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

The funds and Schwab reserve certain rights, including the following:


-To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares.
-To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.
-To refuse any purchase or exchange order.
-To change or waive a fund's investment minimums.
-To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.
-To withdraw or suspend any part of the offering made by this prospectus.



(Page 33)

Dividends and Taxes


Any investment in a fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


As a shareholder, you are entitled to your share of the dividends your fund earns. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The funds do not expect to pay any capital gain distributions.


Some funds may have tax consequences. Municipal Money Fund's dividends typically are free from federal income tax, but are subject to any state and local personal income taxes. Dividends from the state-specific funds typically are free from federal, state and local personal income taxes. Shares of the Florida Municipal Money Fund are intended to be exempt from the Florida intangible tax. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.


While interest from municipal securities generally is free from federal income tax, some types of securities produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.


At the beginning of every year, the funds provide shareholders with information detailing the tax status of any dividends the funds declared during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.



(Page 34, Notes)


(Page 35, Notes)


(Page 36, Back Cover)


SCHWAB
Municipal Money Funds
Sweep Investments(TM)


To Learn More

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.


Shareholder reports, which are mailed to current fund investors, discuss recent performance and fund holdings.


The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


You can obtain free copies of these documents by contacting SchwabFunds.(R) You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.



SEC File Number
Schwab Municipal Money Funds --
Sweep Investments(TM)      811-5954


Securities and Exchange Commission
Washington, D.C.  20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov


SchwabFunds
P.O. Box 7575
San Francisco, CA  94120-7575
800-435-4000
www.schwab.com/schwabfunds




Prospectus
April 30, 2001



Charles Schwab (logo)



MKT3851FLT-2

                       STATEMENT OF ADDITIONAL INFORMATION

                   SCHWAB MUNICIPAL MONEY FUNDS - SWEEP SHARES

                           SCHWAB MUNICIPAL MONEY FUND
                     SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
                      SCHWAB NEW YORK MUNICIPAL MONEY FUND
                     SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
                    SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
                       SCHWAB FLORIDA MUNICIPAL MONEY FUND


                                 APRIL 30, 2001



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated April 30, 2001 (as amended from time to time).



To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the funds at P.O. Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.


The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS


                                                                                                     Page
INVESTMENT OBJECTIVES, STRATEGIES,
SECURITIES, RISKS AND LIMITATIONS................................................................
MANAGEMENT OF THE FUNDS..........................................................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................
BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................
DESCRIPTION OF THE TRUST.........................................................................
PURCHASE, REDEMPTION  AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER DOCUMENTS................
TAXATION.........................................................................................
CALCULATION OF PERFORMANCE DATA..................................................................
APPENDIX.........................................................................................

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Schwab Municipal Money Fund seeks maximum current income exempt from federal income tax consistent with liquidity and stability of capital.

Schwab California Municipal Money Fund seeks maximum current income exempt from federal and California state personal income taxes, consistent with liquidity and stability of capital.


Schwab New York Municipal Money Fund seeks to provide maximum current income exempt from federal and New York state and local personal income taxes, consistent with liquidity and stability of capital.


Schwab New Jersey Municipal Money Fund seeks to provide maximum current income exempt from federal and New Jersey state personal income taxes, consistent with liquidity and stability of capital.

Schwab Pennsylvania Municipal Money Fund seeks to provide maximum current income exempt from federal and Pennsylvania state personal income taxes, consistent with liquidity and stability of capital.

Schwab Florida Municipal Money Fund seeks to provide maximum current income exempt from federal income taxes, consistent with liquidity and stability of capital, and also seeks to have its shares exempt from the Florida intangible tax.

Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.


The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.


                              INVESTMENT STRATEGIES

Schwab Municipal Money Fund (a national municipal money fund) seeks to achieve its investment objective by investing in municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects.

Schwab California Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in California municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of California issuers.

Schwab New York Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New York municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of New York issuers.

Schwab New Jersey Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New Jersey municipal money market securities. The fund will normally invest at least 80% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of New Jersey issuers.

Schwab Pennsylvania Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Pennsylvania municipal money market securities. The fund will normally invest at least 80% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of Pennsylvania issuers.

Schwab Florida Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Florida municipal money market securities. The fund will normally invest at least 80% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of Florida issuers.

                         INVESTMENT SECURITIES AND RISKS

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each fund will not purchase securities while borrowings are outstanding.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the

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price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities.

CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.


Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.


DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund, except the Schwab Municipal Money Market Fund, is a non-diversified mutual fund. Each fund follows the regulations set forth by the Securities and Exchange Commission (SEC) that dictate the diversification requirements for money market mutual funds. These requirements prohibit national municipal money funds from purchasing a security if more than 5% of a fund's total assets would be invested in the securities of a single issuer. State-specific municipal money funds are subject to the same prohibition, with respect to 75% of a fund's total assets. The regulation also allows funds to invest up to 25% of a fund's total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.


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FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.


On January 1, 1999, 11 of the 15 member states of the European union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries:
Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each country will treat the euro as a separate currency from that of any member state.



Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.



The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.



The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which the funds may invest in so far as price sources such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.



The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each fund's euro-denominated investments.



ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


MATURITY OF INVESTMENTS Each fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.


MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.


MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the funds attributable to interest on such bonds may not be tax exempt. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these funds.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of

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
such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.


Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.


The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a fund.




PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. The funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Each fund's holdings of second tier "Conduit Securities" will not exceed 5% of its assets, and investments in second tier "Conduit Securities" of any one issuer will be limited to the greater of 1% of a fund's assets or $1 million.



Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds may be issued under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.


Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount a fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.


SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by a fund including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by a fund may cause shareholders to pay duplicative fees. The funds intend to purchase securities of other investment companies in compliance with the requirements of section 12(d)(1)(F) of the 1940 Act or any applicable exemptive relief received from the SEC. Under that section, a fund is prohibited from purchasing the securities of other investment companies if, as a result, the fund together with its affiliates would own more than 3% of the total outstanding securities of those investment companies. In addition, a fund will vote proxies in accordance with the instructions received or vote proxies in the same proportion as the vote of all other shareholders of the Investment Company. If exemptive relief is received from the SEC, a fund may purchase more than 3% of certain securities of other investment companies and will only hold such securities in conformity with any applicable order from the SEC.

STATE-SPECIFIC MUNICIPAL MONEY FUNDS are municipal money market funds that invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions.

These funds' securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.

These funds are not suitable for investors who would not benefit from the tax-exempt character of each fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.


CALIFORNIA MUNICIPAL SECURITIES. The Schwab California Municipal Money Fund is a state-specific municipal fund that invests substantially all of its assets in municipal securities issued by or on behalf of one state, the State of California, or California's counties, municipalities, authorities or other subdivisions.



A fund that invests primarily in securities issued by a single state and its political subdivisions entails a greater level of risk than a fund that is diversified across numerous states and their municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and other conditions within the State; and the underlying fiscal condition of the State and its municipalities.



Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.



Because of capacity constraints in electric generation and transmission, California electric utilities have been forced to purchase wholesale power at high prices this past summer and more recently. Under current deregulation rules for the electric industry enacted in 1996, two of the State's large investor-owned utility ("IOU") companies are not allowed to charge customers the full cost of service, while rates in a third IOU's service area were cut back after rising sharply to cover wholesale power costs. Legislation was enacted to streamline the process for siting new power plants, but it will be several years until a significant number of new suppliers will enter the California market. In January, 2001, two of the IOUs were granted temporary rate increases in the face of reportedly serious financial difficulties, including concerns about possible bankruptcy. While the Governor of California, the State Legislature, the State Public Utilities Commission and the Federal Energy Regulatory Commission all are considering further actions to deal with shortcomings in the State's deregulated energy market, it is not possible to predict at this time what the long-term impact of these developments will be on California's economy.



California is subject to seismic risks and it is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck Los Angeles, causing significant damage to structures and facilities in a four county area. The possibility exists that another such earthquake could cause a major dislocation of the California economy.


TAXABLE SECURITIES. Under normal conditions, the funds do not intend to invest in securities in which interest is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.


Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.


                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.

EACH OF SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA MONEY FUND AND SCHWAB NEW YORK MONEY FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with investment objectives and policies.


(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(4) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(5) Lend or borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(6) Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(7) Issue senior securities, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



SCHWAB MUNICIPAL MONEY FUND MAY NOT:



(1) Purchase securities of any issuer unless consistent with the maintenance of its respective status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


EACH OF SCHWAB NEW JERSEY MUNICIPAL MONEY FUND, SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND AND SCHWAB FLORIDA MUNICIPAL MONEY FUND MAY NOT:


(1) Lend or borrow money, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(2) Pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(3) Issue senior securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(4) Underwrite securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(5) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(6) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


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
THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.


Concentration. The Securities and Exchange Commission presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.



Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.


Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets.


Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.



THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.


EACH OF THE SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA MUNICIPAL MONEY FUND AND SCHWAB NEW YORK MONEY FUND MAY NOT:


(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in the securities of that issuer, except that, with respect to Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, provided no more than 25% of a fund's total assets would be invested in the securities of a single issuer, up to 50% of the value of a fund's assets may be invested without regard to this 5% limitation. For purposes of this limitation, the fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.



(2) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of its total assets would be invested in any industry (although securities issued by governments or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction) or in any one state (although the limitation as to investments in any one state or its political subdivisions shall not apply to Schwab California Municipal Money Fund or Schwab New York Municipal Money Fund).



(3) Purchase securities of other investment companies, except as permitted by the 1940 Act.

(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).



(5) Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing investments), and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of a fund's net assets to secure borrowings. Reverse repurchase agreements entered into by the fund are permitted within the limitations of this paragraph. No such fund will purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.



(6) Write, purchase or sell puts, calls or combinations thereof, although it may purchase Municipal Securities subject to standby commitments, variable rate demand notes or repurchase agreements in accordance with its investment objective and policies.



(7) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.



(8)      Issue senior securities as defined in the 1940 Act.



(9) Invest in commodities or commodity futures contracts or in real estate, except that each fund may invest in municipal securities secured by real estate or interests therein.



(10) Invest for the purpose of exercising control or management of another issuer.



(11)     Invest more than 10% of its net assets in illiquid securities.



(12) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in municipal securities of issuers which invest in or sponsor such programs.



EACH OF SCHWAB CALIFORNIA MUNICIPAL MONEY FUND AND SCHWAB NEW YORK MUNICIPAL MONEY FUND MAY NOT:



(1) Purchase securities of any issuer unless consistent with the maintenance of its respective status as a non-diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


SCHWAB FLORIDA MUNICIPAL MONEY FUND, SCHWAB NEW JERSEY MUNICIPAL MONEY FUND AND SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND MAY NOT:

(1) With respect to 75% of its total assets, purchase securities of any issuer (other than U.S. government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the Fund may not invest more than 5% of its total assets in securities of a single issuer unless such securities are first tier securities.

(2) Purchase second tier conduit securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier conduit securities of such issuer.

(3) Purchase securities of other investment companies, except as permitted by the 1940 Act.

(4) Borrow money for temporary or emergency purposes except that the Fund may (i) borrow money from banks and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the Fund will not purchase securities while borrowings represent more than 5% of its total assets.

(5) Purchase securities of any issuer (other than obligations of, or guaranteed by the U.S. government its agencies or instrumentalities), if, as a result, 25% or more of its total assets would be invested in the securities of an issuer from a single industry or group of industries.

(6) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of securities or repurchase agreements).

(7) Purchase securities of any issuer if, as a result, more than 10% of its net assets would be invested in illiquid securities.

(8) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

(9) Purchase securities on margin, except that the Fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


Except with respect to borrowings, concentration of investments and investments in illiquid securities, a later increase in percentage resulting from a change in values or net assets do not require a fund to sell an investment if it could not then make the same investment.


                             MANAGEMENT OF THE FUNDS


The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc., are as follows:



                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                      THE TRUST

CHARLES R. SCHWAB*                      Chairman, Chief           Chairman and Co-Chief Executive Officer,
July 29, 1937                           Executive Officer and     Director, The Charles Schwab Corporation; Chief
                                        Trustee                   Executive Officer, Director, Schwab Holdings,
                                                                  Inc.; Chairman, Director, Charles Schwab & Co.,
                                                                  Inc., Charles Schwab Investment Management,
                                                                  Inc.; Director, The Charles Schwab Trust
                                                                  Company; Chairman,


---------------
* This trustee is an "interested person" of the trusts.

                                                                  Schwab Retirement Plan Services, Inc.; Chairman
                                                                  and Director until January 1999, Mayer & Schweitzer,
                                                                  Inc. (a securities brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Audiobase, Inc.
                                                                  (full-service audio solutions for the internet),
                                                                  Vodaphone AirTouch PLC (a telecommunications
                                                                  company) and Siebel Systems (a software company).

JOHN P. COGHLAN*                        President and Trustee     Vice Chairman and Executive Vice President, The
May 6, 1951                                                       Charles Schwab Corporation; Vice Chairman and
                                                                  Enterprise President, Retirement Plan Services
                                                                  and Services for Investment Managers, Charles
                                                                  Schwab & Co., Inc.; Chief Executive Officer and
                                                                  Director, Charles Schwab Investment Management,
                                                                  Inc.; President, Chief Executive Officer and
                                                                  Director, The Charles Schwab Trust Company;
                                                                  Director, Charles Schwab Asset Management
                                                                  (Ireland) Ltd.; Director, Charles Schwab
                                                                  Worldwide Funds PLC.

DONALD F. DORWARD                       Trustee                   Chief Executive Officer, Dorward & Associates
September 23, 1931                                                (corporate management, marketing and
                                                                  communications consulting firm).  From 1996 to
                                                                  1999, Executive Vice President and Managing
                                                                  Director, Grey Advertising.  From 1990 to 1996,
                                                                  Mr. Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates (advertising and
                                                                  marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (investments).  Prior to 1996, Chairman and
                                                                  Chief Executive Officer of North American
                                                                  Trust (real estate investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman and Chief Executive Officer, Wilsey
August 18, 1943                                                   Bennett, Inc. (truck and air transportation,
                                                                  real estate investment and management, and
                                                                  investments).

JEREMIAH H. CHAFKIN*                    Executive Vice            Executive Vice President, Asset Management
May 9, 1959                             President, Chief          Products and Services, Charles Schwab & Co.,
                                        Operating Officer and     Inc.; President and Chief Operating Officer,
                                        Trustee                   Charles Schwab Investment Management, Inc.
                                                                  Prior to September 1999, Mr. Chafkin was Senior
                                                                  Managing Director, Bankers Trust Company.

MARIANN BYERWALTER                      Trustee                   Vice President for Business Affairs and Chief
August 13, 1960                                                   Financial Officer, Stanford University (higher
                                                                  education).  Prior to February 1996, Ms.
                                                                  Byerwalter was Chief Financial Officer of Eureka
                                                                  Bank (savings and loans) and Chief Financial
                                                                  Officer and Chief Operating Officer of America
                                                                  First Eureka Holdings, Inc. (holding company).
                                                                  Ms. Byerwalter also is on the Board of Directors
                                                                  of America First Companies, Omaha, NE (venture
                                                                  capital/fund management) and Redwood Trust, Inc.
                                                                  (mortgage finance), and is Director of Stanford
                                                                  Hospitals and Clinics, SRI International
                                                                  (research) and LookSmart, Ltd. (an Internet
                                                                  infrastructure company).

WILLIAM A. HASLER                       Trustee                   Co-Chief Executive Officer, Aphton Corporation
November 22, 1941                                                 (bio-pharmaceuticals).  Prior to August 1998,
                                                                  Mr. Hasler was Dean of the Haas School of
                                                                  Business at the University of California,
                                                                  Berkeley (higher education).  Mr. Hasler also is
                                                                  on the Board of Directors of Solectron
                                                                  Corporation (manufacturing), Tenera, Inc.
                                                                  (services and software), Airlease Ltd. (aircraft
                                                                  leasing) and Mission West Properties (commercial
                                                                  real estate).

GERALD B. SMITH                         Trustee                   Chairman and Chief Executive Officer and founder
September 28, 1950                                                of Smith Graham & Co. (investment advisors).
                                                                  Mr. Smith is also on the Board of Directors of
                                                                  Pennzoil-Quaker State Company (oil and gas) and
                                                                  Rorento N.V. (investments - Netherlands), and is
                                                                  a member of the audit



------------
* This trustee is an "interested person" of the trusts.

                                                                  committee of Northern Border Partners, L.P., a
                                                                  subsidiary of Enron Corp. (energy).

TAI-CHIN TUNG                           Treasurer and Principal   Senior Vice President and Chief Financial
March 7, 1951                           Financial Officer         Officer, Charles Schwab Investment Management,
                                                                  Inc.  From 1994 to 1996, Ms. Tung was Controller
                                                                  for Robertson Stephens Investment Management,
                                                                  Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

KOJI E. FELTON                          Secretary                 Vice President, Chief Counsel and Assistant
March 13, 1961                                                    Corporate Secretary, Charles Schwab Investment
                                                                  Management, Inc.  Prior to June 1998, Mr. Felton
                                                                  was a Branch Chief in Enforcement at the U.S.
                                                                  Securities and Exchange Commission in San
                                                                  Francisco.


Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.


Each fund is overseen by a Board of Trustees. The Board of Trustees meets regularly to review each fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of fiscal year ended December 31, 2000, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 44 funds as of December 31, 2000.



Name of Trustee                                 ($)                                Pension or
                                      Aggregate Compensation                       Retirement
                                          from each Fund                            Benefits           ($)
                                                                                   Accrued as         Total
                  Municipal                New        New     Pennsyl             Part of Fund     Compensation
                    Money     California   York     Jersey    -vania     Florida    Expenses     from Fund Complex
Charles R.            0           0          0         0         0          0           N/A               0
Schwab

Steven L.             0           0          0         0         0          0           N/A               0
Scheid 1


---------------
1 Resigned from the Board effective November 21, 2000.

William J.            0           0          0         0         0          0           N/A               0
Klipp 2

Jeremiah H.           0           0          0         0         0          0           N/A               0
Chafkin 3

John P.               0           0          0         0         0          0           N/A               0
Coghlan 4

Mariann             _____       _____      ____      ____       ____      ____          N/A             ____
Byerwalter 3

Donald F.           _____       ____       ____      ____       ____      _____         N/A             _____
Dorward

William A.          _____       _____      ____      ____       ____      ____          N/A             ____
Hasler 3

Robert G.           _____       _____      ____      ____       ____      ____          N/A             ____
Holmes

Gerald B.           _____       _____      ____      ____       ____      ____          N/A             ____
Smith 3

Donald R.           _____       _____      ____      ____       ____      ____          N/A             ____
Stephens

Michael W.          _____       _____      ____      ____       ____      ____          N/A             ____
Wilsey

                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

Pursuant to the exemptive relief granted to the trust, each fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the funds and the trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES




                     INVESTMENT ADVISORY AND OTHER SERVICES

------------
2 Mr. Klipp departed from Schwab and CSIM in 1999 and resigned from the Board of Trustees effective April 20, 2000.

3 This trustee was first elected by shareholders on June 1, 2000.

4 Appointed to the Board on November 21, 2000.

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Schwab is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


For its advisory and administrative services to each municipal fund, the investment adviser is entitled to receive graduated annual fee payable monthly based on each fund's average daily net assets as described below.

First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion - 0.30%.


Prior to April 30, 1999, for its advisory and administrative services to each fund, the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.46% of a fund's average daily net assets of the first $1 billion, 0.41% of the next $1 billion, and 0.40% of net assets over $2 billion.



For the fiscal years ended December 31, 1998, 1999 and 2000, Schwab Municipal Money Fund paid investment advisory fees of $11,593,000 (fees were reduced by $13,780,000), $13,623,000 (fees were reduced by $14,529,000) and
$___________________ (fees were reduced by $_____________________), respectively.



For the fiscal years ended December 31, 1998, 1999 and 2000, Schwab California Municipal Money fund paid investment advisory fees of $6,118,000 (fees were reduced by $8,464,000), $7,639,000 (fees were reduced by $8,816,000) and
$______________________ (fees were reduced by $____________________________), respectively.



For the fiscal years ended December 31, 1998, 1999 and 2000, Schwab New York Municipal Money Fund paid investment advisory fees of $1,069,000 (fees were reduced by $1,677,000), $1,458,000 (fees were reduced by $1,708,000) and
$______________________ (fees were reduced by $__________________________), respectively.



For the period of February 2, 1998 (commencement of operations) to December 31, 1998 and fiscal years ended December 31, 1999 and 2000, Schwab New Jersey Municipal Money Fund paid investment and advisory fees of $0 (fees were reduced by $268,000), $155,000 (fees were reduced by $404,000) and
$_______________________ (fees were reduced by $__________________), respectively.



For the period of February 2, 1998 (commencement of operations) to December 31, 1998 and fiscal years ended December 31, 1999 and 2000, Schwab Pennsylvania Municipal Money Fund paid investment and advisory fees of $0 (fees were reduced by $271,000), $157,000 (fees were reduced by $399,000) and $__________________ (fees were reduced by $________________), respectively.



For the period of March 18, 1998 (commencement of operations) to December 31, 1998 and fiscal years ended December 31, 1999 and 2000, Schwab Florida Municipal Money Fund paid investment advisory fees of $171,000 (fees were reduced by $1,353,000), $450,000 (fees were reduced by $1,931,000) and
$____________________ (fees were reduced by $_____________________), respectively.



The investment adviser and Schwab have contractually guaranteed that through at least April 30, [2002], total operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares of the Schwab Municipal Money Fund, the Schwab California Municipal Money Fund, the Schwab New York Municipal Money Fund, the Schwab New Jersey Municipal Money Fund, the Schwab Pennsylvania Municipal Money Fund and the Schwab Florida Municipal Money Fund will not exceed
[    %], [    %], [    %], [    %], [    %] and [    %], respectively, of
average daily net assets. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest, taxes and money fund insurance, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.


                                   DISTRIBUTOR


Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.


The funds pay other expenses that are typically connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.25% of each fund's average daily net assets. For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee from the Sweep Shares of each fund, payable monthly in the amount of 0.20% of the average daily net assets of each fund.

                          CUSTODIAN AND FUND ACCOUNTANT

PFPC Trust Company, 8800 Tinicum Blvd, Third Floor Suite 200, Philadelphia, PA 19153, serves as custodian for the funds and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The funds' independent accountants, __________________________, audits and reports on the annual financial statements of each series of the trusts and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended December 31, 2000, are included in the funds' annual report, which is a separate report supplied with the SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be zero.

                             PORTFOLIO TRANSACTIONS


In effecting securities transactions for a fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the Board of Trustees, the investment adviser will select brokers and dealers for the funds on the basis of a number of factors, including, for example, price paid for securities clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.



When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its other clients, including mutual funds.


The funds expect that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The investment decisions for each fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the investment adviser outweigh any disadvantages that may arise from exposure to simultaneous transactions.


                            DESCRIPTION OF THE TRUST

Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.


The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for college savings or graduation gifts.


The funds may hold special meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.


The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at net asset value per share as determined in accordance with the bylaws.



PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER DOCUMENTS


                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 2001: Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received on that day.



As long as the funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.


Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.


Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.


Each of Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund is composed of two classes of shares, which share a common investment portfolio and objective. The Sweep Shares are designed to provide convenience through automatic investment of uninvested cash balances in your Schwab account, although shares also may be purchased directly. The Value Advantage Shares, which are not offered through this SAI, do not have a sweep feature, but rather must be purchased directly.


                         EXCHANGING SHARES OF THE FUNDS



Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.


                                PRICING OF SHARES


Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. When determining market values for portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by a fund's Board of Trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.


The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.


If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.



If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV (calculated using market values) were to increase, or were anticipated to increase above a fund's $1.00 (calculated using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.



                        DELIVERY OF SHAREHOLDER DOCUMENTS



Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.


                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.


On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.



Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

Each fund may engage in investment techniques that may alter the timing and character of its income. Each fund may be restricted in its use of these techniques by rules relating to its qualifications as regulated investment companies.

A fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


If, at the close of each quarter of its taxable year, at least 50% of the value of a fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.

Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.

                             STATE TAX CONSIDERATION

The following tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

                          CALIFORNIA TAX CONSIDERATIONS


The Schwab California Municipal Money Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the fund's taxable year, at least 50% of the value of the fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the fund continues to qualify as a regulated investment company.



If the fund qualifies to pay California exempt-interest dividends to shareholders, dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the fund in a written notice to shareholders mailed within 60 days of the close of the fund's taxable year and (2) to the extent the interest received by the fund during the year on California Tax Exempt Obligations exceeds expenses of the fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend. The fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in the fund may not be entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the fund will not be deductible for California personal income tax purposes if the fund distributes California exempt-interest dividends.




                           NEW YORK TAX CONSIDERATIONS

The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York individual income, corporate and unincorporated business tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.


Dividends paid by the Schwab New York Municipal Money Fund that are derived from interest on municipal securities issued by New York State and its political subdivisions or any agency or instrumentality thereof which interest would be exempt under federal law from New York State tax if held by an individual, will be exempt from New York State and New York City personal income and unincorporated business taxes, but not corporate franchise taxes. Dividends paid by the fund that are derived from interest on municipal securities issued by New York and its political subdivisions or any agency or instrumentality thereof will be subject to the New York State corporate franchise tax and the New York City general corporation tax only if the entity receiving the dividends has a sufficient nexus with New York State or New York City.



Other dividends and distributions from other state's municipal securities, U.S. Government obligations, taxable income and capital gains that are not exempt from state taxation under federal law and distributions attributable to capital gains, will be subject to New York State personal income tax and New York City personal income tax. Gain from the sale, exchange or other disposition of shares will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business and general corporation taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.


                          NEW JERSEY TAX CONSIDERATIONS


Under current law, investors in the Schwab New Jersey Municipal Money Fund will not be subject to the New Jersey Gross Income Tax on distributions from the fund attributable to interest income from (and net gain, if any, from the disposition
of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities ("Federal Securities") held by the fund, either when received by the fund or when credited or distributed to the investors, provided that the fund meets the requirements for a qualified investment fund by: (1) maintaining its registration as a registered investment company with the SEC; (2) investing at least 80% of the aggregate principal amount of the fund's investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey municipal securities or federal securities at the close of each quarter of the tax year;
(3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables, financial options, futures forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and 4) complying with certain continuing reporting requirements.



However, in Colonial Trust III and Investment Company Institute v. Director, Division of Taxation, DKT No. 009777-93 (NJ Tax Court, Feb. 21, 1997) the New Jersey Tax Court nullified the New Jersey threshold requirements stated above. The court ruled that New Jersey could not impose its gross income tax on shareholder distributions attributable to interest paid on obligations of the United States government from a mutual fund that did not meet the requirements to be a qualified investment fund.


For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey municipal securities and federal securities, and distributions from net realized capital gains in respect of such investments, will be taxable.

Gain on the disposition of shares is not subject to New Jersey Gross Income Tax, provided that the fund meets the requirements for qualified investment fund set forth above.

                         PENNSYLVANIA TAX CONSIDERATIONS


For purposes of the Pennsylvania Personal Income Tax and the Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the Schwab Pennsylvania Municipal Money Fund from its investments in Pennsylvania Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities (Federal Securities) are not taxable. Distributions by the fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.


Distributions paid by the fund, which are excludable as exempt income for federal tax purposes, are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the fund attributable to interest received by the fund from its investments in Pennsylvania municipal securities and federal securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that fund shares are considered exempt assets (with a pro rata exclusion based on the value of the fund attributable to its investments in Pennsylvania municipal securities and federal securities) for purposes of determining a corporation's stock value subject to the Commonwealth's capital stock tax or franchise tax.

The fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the fund's distributions will be subject to Pennsylvania personal income tax.

                             FLORIDA INTANGIBLE TAX


Florida does not currently impose an income tax on individuals; therefore distributions made by the Schwab Florida Municipal Money Fund to Florida residents will not be subject to state income taxes in Florida. Distributions made to shareholders which are Florida corporations may be subject to Florida's corporate income tax. If you are subject to income tax in a state other than Florida, the dividends derived from Florida state and municipal obligations may be taxable.



Florida imposes an intangible personal property tax of 0.10% on all intangible personal property owned by Florida residents on January 1st of each year, including stocks and other securities. Certain types of property are exempt from the intangible tax such as, securities issued by the United States government or its agencies and obligations issued by the State of Florida or its municipalities or counties. The shares of the Florida fund will be exempt from Florida's intangible tax for any given year, if as of the close of business on December 31st of the previous year, 90% or more of the net asset value of the fund's assets consists of exempt securities.


Therefore, in order for the fund and its shareholders to benefit from the exemption, the fund may have to sell any non-exempt securities which it holds in its portfolio prior to the close of business on December 31st of each year. This may cause the fund to liquidate certain of its investments when it would be disadvantageous to do so in order to qualify for the exemption thereby reducing the fund's aggregate investment return.

                         CALCULATION OF PERFORMANCE DATA


The funds' seven-day yields based on the seven days ended December 31, 2000 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and the multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.



                     Seven-Day Yield as of December 31, 2000



Municipal Money Fund Sweep Shares - Sweep Shares            ______%

California Municipal Money Fund - Sweep Shares              ______%

New York Municipal Money Fund - Sweep Shares                ______%

New Jersey Municipal Money Fund - Sweep Shares              ______%

Pennsylvania Municipal Money Fund - Sweep Shares            ______%

Florida Municipal Money Fund - Sweep Shares                 ______%

The funds' effective seven-day yields based on the seven days ended December 31, 2000 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, with the resulting yield figure carried to at least the nearest one hundredth of one percent.



                Seven-Day Effective Yield as of December 31, 2000



Municipal Money Fund  - Sweep Shares                         ______%

California Municipal Money Fund - Sweep Shares               ______%

New York Municipal Money Fund  - Sweep Shares                ______%

New Jersey Municipal Money Fund - Sweep Shares               ______%

Pennsylvania Municipal Money Fund - Sweep Shares             ______%

Florida Municipal Money Fund - Sweep Shares                  ______%



The funds' taxable-equivalent seven-day yields based on the seven-days ended December 31, 2000 are stated below and were calculated by dividing that portion of the funds' seven-day yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the funds' yield that is not tax-exempt.



           Seven-Day Taxable-Equivalent Yield as of December 31, 2000



Municipal Money Fund - Sweep Shares                                           ______%

California Municipal Money Fund - Sweep Shares                                ______%

New York Municipal Money Fund - Sweep Shares                                  ______%

New Jersey Municipal Money Fund - Sweep Shares                                ______%

Pennsylvania Municipal Money Fund - Sweep Shares                              ______%

Florida Municipal Money Fund - Sweep Shares                                   ______%




The funds' taxable-equivalent effective seven-day yields based on the seven-days ended December 31, 2000 are stated below and were calculated by dividing that portion of the funds' effective seven-day yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the funds' yield that is not tax-exempt.



      Seven-Day Taxable-Equivalent Effective Yield as of December 31, 2000

Municipal Money Fund - Sweep Shares                                           ______%

California Municipal Money Fund - Sweep Shares                                ______%

New York Municipal Money Fund - Sweep Shares                                  ______%

New Jersey Municipal Money Fund - Sweep Shares                                ______%

Pennsylvania Municipal Money Fund - Sweep Shares                              ______%

Florida Municipal Money Fund - Sweep Shares                                   ______%



The above taxable-equivalent yields assume payment of federal income tax at a rate of ______% and a California income tax rate of ______% or a New York income tax rate of ______% or a New Jersey income tax rate of ______% or a Pennsylvania income tax rate of _____%.



A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 2000.


The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION


An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.






                        FITCH, INC. (FORMERLY FITCH IBCA)


F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

(Page 1, Cover)


Prospectus
April 30, 2001



SCHWAB
Value Advantage
Investments(R)

Schwab Value Advantage Money Fund(R)

Schwab Municipal Money Fund

Schwab California Municipal Money Fund

Schwab New York Municipal Money Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.



Charles Schwab (logo)



(Page 2)


SCHWAB
Value Advantage
Investments(R)

About The Funds

4       Schwab Value Advantage Money Fund(R)
8       Schwab Municipal Money Fund
12      Schwab California Municipal Money Fund
16      Schwab New York Municipal Money Fund
20      Fund Management

Investing In The Funds

22      Buying Shares
23      Selling/Exchanging Shares
24      Transaction Policies
25      Dividends and Taxes

(Page 3)


About The Funds

The Schwab Value Advantage Investments(R) seek to provide higher current yields while offering the liquidity and stability traditionally associated with money market mutual funds.

The Schwab Value Advantage Investments are designed to provide higher yields than Sweep Investments. In exchange for less frequent access and larger minimum investments, they offer potentially lower fund operating expenses.

Three of the funds offer income that is free from federal income tax, and two of these funds also offer income that is tax-free for residents of California and New York.


(Page 4)


SCHWAB
Value Advantage
Money Fund(R)


TICKER SYMBOL
INVESTOR SHARES: SWVXX


[Goal] The fund seeks the highest current income consistent with stability of capital and liquidity.


Strategy

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:


- commercial paper, including asset-backed commercial paper and promissory notes



- certificates of deposit and time deposits


- variable- and floating-rate debt securities


- bank notes and bankers' acceptances


- repurchase agreements


All of these investments must be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 5)

Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


[Friendly Voice] This fund is appropriate for investors interested in high money market returns.


(Page 6)


Performance

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[ ]     [ ]     [ ]     [ ]     [ ]     [ ]     [ ]     [ ]
93      94      95      96      97      98      99      2000



Best quarter: _____% Q__  _____
Worst quarter: _____% Q__ _____




Average annual total returns (%) as of 12/31/2000



                                                  Since
                           1 Year    5 Years    inception 1
Schwab Value Advantage
Money Fund                 [  ]      [  ]       [  ]


1 Inception: 4/30/1992.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)


SHAREHOLDER FEES                                        None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                         [  ]
Distribution (12b-1) fees                               None
Other expenses*                                         [  ]
Total annual operating expenses                         [  ]

Expense reduction                                       [  ]
                                                        ----
Net operating expenses**                                [  ]



* Restated to reflect current expenses.



** Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).



Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year     3 Years     5 Years     10 Years
$          $           $           $
 -----      ------      ------      ------

[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 7)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _____________________, audited these figures. Their full report is included in the fund's annual report (see back cover).





(Page 8)

SCHWAB
Municipal Money Fund

TICKER SYMBOL
VALUE ADVANTAGE SHARES: SWTXX


[Goal] The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax.


Strategy


To pursue its goal, the fund invests in municipal money market securities from states and municipal agencies around the country and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.



Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.


In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

The fund intends to invest 100% of its assets in municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.

[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 9)

Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

Some of the fund's income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.



[Friendly Voice] This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.


(Page 10)

Performance

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[ ]    [ ]     [ ]     [ ]     [ ]
96     97      98      99      2000



Best quarter: _____% Q___ _____
Worst quarter: _____% Q__ _____




Average annual total returns (%) as of 12/31/2000



                                                   Since
                           1 Year    5 Years    inception 1
Schwab Municipal
Money Fund                 [  ]      [  ]          [  ]


1 Inception: 7/7/1995.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)


SHAREHOLDER FEES                                      None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                       [  ]
Distribution (12b-1) fees                             None
Other expenses*                                       [  ]
Total annual operating expenses                       [  ]

Expense reduction                                     [  ]
                                                      ----
Net operating expenses**                              [  ]



* Restated to reflect current expenses.



** Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).


Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 Year     3 Years     5 Years     10 Years
$          $           $           $
 -----      ------      ------      ------



[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 11)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _________________, audited these figures. Their full report is included in the fund's annual report (see back cover).





(Page 12)

SCHWAB
California Municipal
Money Fund

TICKER SYMBOL
VALUE ADVANTAGE SHARES: SWKXX


[Goal] The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax.


Strategy


To pursue its goal, the fund invests in money market securities from California state and municipal issuers and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


The fund intends to invest 100% of its assets in municipal money market securities, at least 65% of which will be California state and municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 13)


Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


This fund invests primarily in securities issued by the State of California and its municipalities. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance.


Some of the fund's income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.


[Friendly Voice] For California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

(Page 14)


Performance


Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[ ]     [ ]     [ ]     [ ]     [ ]
96      97      98      99      2000



Best quarter: [  ]% Q___  _____
Worst quarter: [  ]% Q___  _____




Average annual total returns (%) as of 12/31/2000



                                                   Since
                          1 Year     5 Years     inception 1
Schwab California
Municipal Money Fund       [  ]       [  ]         [  ]


1 Inception: 10/3/1995.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)


SHAREHOLDER FEES                                        None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                         [  ]
Distribution (12b-1) fees                               None
Other expenses*                                         [  ]
Total annual operating expenses                         [  ]

Expense reduction                                       [  ]
                                                        ----
Net operating expenses**                                [  ]



* Restated to reflect current expenses.



** Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).



Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



1 Year      3 Years     5 Years     10 Years
$           $           $           $
 ------      ------      ------      ------


[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 15)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _________________, audited these figures. Their full report is included in the fund's annual report (see back cover).





(Page 16)

SCHWAB
New York Municipal
Money Fund

TICKER SYMBOL
VALUE ADVANTAGE SHARES: SWYXX


[Goal] The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New York state and local personal income tax.

Strategy


To pursue its goal, the fund invests in money market securities from New York state and municipal issuers and from U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


The fund intends to invest 100% of its assets in municipal money market securities, at least 65% of which will be New York state and municipal money market securities. However, during unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


[Side Bar] Money fund regulations

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


(Page 17)

Main Risks

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

Your investment is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The fund could lose money or underperform as a result of default. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

The manager's maturity decisions also will affect the fund's yield, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yields at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


This fund invests primarily in securities issued by the State of New York and its municipalities. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-free status, also could affect performance.


Some of the fund's income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities also could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

[Friendly Voice] For New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.


(Page 18)


Performance

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual total returns (%) as of 12/31


[ ]    [ ]     [ ]     [ ]     [ ]
96     97      98      99      2000



Best quarter: _____% Q___  _____
Worst quarter: _____% Q___  _____




Average annual total returns (%) as of 12/31/2000





                                                       Since
                              1 Year     5 Years     inception 1
Schwab New York
Municipal Money Fund           [  ]       [  ]         [  ]


1 Inception: 7/7/1995.


Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.


Fee table (%)

SHAREHOLDER FEES
                                                      None
ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                                       [  ]
Distribution (12b-1) fees                             None
Other expenses*                                       [  ]
Total annual operating expenses                       [  ]

Expense reduction                                     [  ]
                                                      ----
Net operating expenses**                              [  ]



* Restated to reflect current expenses.

** Guaranteed by Schwab and the investment adviser through 4/30/200[2] (excluding interest, taxes, money fund insurance and certain non-routine expenses).



Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 Year      3 Years     5 Years     10 Years
$           $           $           $
 ------      ------      ------      ------


[Friendly Voice] Visit www.schwab.com/schwabfunds or call toll-free 800-435-4000 for a current seven-day yield.


(Page 19)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _____________________, audited these figures. Their full report is included in the fund's annual report (see back cover).





(Page 20)


Fund Management


The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than _____ million shareholder accounts. (All figures on this page are as of 12/31/2000).



As the investment adviser, the firm oversees the asset management and administration of the Schwab Value Advantage Investments. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/2000, these fees were _____% for the Schwab Value Advantage Money Fund, _____% for the Schwab Municipal Money Fund, _____% for the Schwab California Municipal Money Fund and _____% for the Schwab New York Municipal Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



[Friendly Voice] The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $_____ billion under management.



(Page 21)

Investing in the Funds

As a SchwabFunds(R) investor, you have a number of ways to do business with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.


(Page 22)

Buying Shares

Shares of the funds may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.


The information on these pages outlines how Schwab brokerage account investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.



Step 1
Decide how much you want to invest.

Minimum initial                 Minimum additional
investment                      investments                    Minimum balance

$25,000                         $5,000                         $20,000
($15,000 for retirement and     ($2,000 for retirement and     ($15,000 for retirement and
custodial accounts) 1           custodial accounts)            custodial accounts)

Step 2
Choose an option for dividends. The two options are described below. If you don't indicate a choice, you will receive the first option.

Option                    Features

Reinvestment              All dividends are invested automatically in shares of your fund.

Cash                      You receive payment for all dividends.

Step 3

Place your order. Use any method described at right. Make checks payable to Charles Schwab & Co., Inc.


1 Municipal money funds are not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.



[Side Bar] Schwab accounts

Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the funds.


For example, when you sell shares in a fund, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink,(R) which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.


(Page 23)


Selling/Exchanging Shares


Use any of the methods described below to sell shares of a fund.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.


- The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.



- Exchange orders are limited to other Schwab funds that are not Sweep Investments and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.


- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

- You may be charged a $5 fee if you sell or exchange less than $5,000 worth of shares ($2,000 for retirement and custodial accounts) or fail to maintain the required minimum balance.


Methods for placing direct orders


Internet
www.schwab.com



Schwab by Phone(TM)
Automated Voice service or speak with a representative at 800-435-4000 (for TDD service, call 800-345-2550).



TeleBroker(R)
Automated touch-tone phone service at 800-272-4922.


SchwabLink
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

Mail
Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.


In person
Visit the nearest Charles Schwab branch office.



[Side Bar] When placing orders

With every direct order to buy, sell or exchange shares you will need to include the following information:


- Your name or, for Internet orders, your account number/"Login ID."



- Your account number (for SchwabLink transactions, include the master account and subaccount numbers) or, for Internet orders, your confidential password.



- The name and share class (if applicable) of the fund whose shares you want to buy or sell.



- The dollar amount you would like to buy, sell or exchange.



- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.



- When selling shares, how you would like to receive the proceeds.


Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


(Page 24)

Transaction Policies


The funds are open for business each day that the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York are open. The funds calculate their share prices each business day, after the close of the funds (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.


Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted prior to the close of the fund generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of the fund on a given day generally will receive that day's dividend.


The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.



The funds and Schwab reserve certain rights, including the following:



- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares.



- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.



- To refuse any purchase or exchange order, including large purchase orders that may negatively impact their operations and orders that appear to be associated with short-term trading activities.



- To change or waive a fund's investment minimums.



- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.



- To withdraw or suspend any part of the offering made by this prospectus.




[Side Bar] Special considerations for Schwab accounts

If your Schwab account contains no cash or Sweep Shares of a fund, Schwab may redeem Value Advantage Shares or Investor Shares of a fund without prior notification to you to cover the following items:

- negative balances in your Schwab account as a result of any securities transactions, including electronic funds transactions

- payment of your Schwab account checks or Visa debit card charges

- purchases you have made under an Automatic Investment Plan

Schwab may charge you a fee each time it must redeem shares of a fund under any of these circumstances.

Schwab will redeem shares from the fund with the highest balance first, unless the sum of your investments in the funds will not satisfy the total amount due. In that case, none of your shares in the funds will be redeemed.


(Page 25)


Dividends and Taxes



Any investment in a fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


As a shareholder, you are entitled to your share of the dividends your fund earns. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The funds do not expect to pay any capital gain distributions.


Unless you are investing through a tax-deferred or Roth retirement account, fund dividends from the Value Advantage Money Fund generally have tax consequences. Each fund's net investment income is distributed as dividends. Value Advantage Money Fund dividends are taxable as ordinary income. Municipal Money Fund's dividends typically are free from federal income tax, but are subject to any state and local personal income taxes. Dividends from the state-specific funds typically are free from federal, state and local personal income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.


While interest from municipal securities generally is free from federal income tax, some types of securities produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

At the beginning of every year, the funds provide shareholders with information detailing the tax status of any dividends the fund declared during the previous calendar year. Schwab brokerage account customers also receive information on dividends and transactions in their monthly account statements.


(Page 26, Notes)

(Page 27, Notes)

(Page 28, Back Cover)


SCHWAB
Value Advantage
Investments(R)


To Learn More

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

Shareholder reports, which are mailed to current fund investors, discuss recent performance and fund holdings.


The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


You can obtain free copies of these documents by contacting SchwabFunds.(R) You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.



SEC File Number
Schwab Value Advantage
Investments(R)               811-5954


Securities and Exchange Commission
Washington, D.C.  20549-0102
202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov



SchwabFunds
P.O. Box 7575
San Francisco, CA  94120-7575
800-435-4000
www.schwab.com/schwabfunds




Prospectus
April 30, 2001




Charles Schwab (logo)




MKT3852FLT-2

                       STATEMENT OF ADDITIONAL INFORMATION

                         VALUE ADVANTAGE INVESTMENTS(R)

            SCHWAB MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES(TM)
      SCHWAB CALIFORNIA MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES(TM)
       SCHWAB NEW YORK MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES(TM)
             SCHWAB VALUE ADVANTAGE MONEY FUND(R) - INVESTOR SHARES


                                 APRIL 30, 2001



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated April 30, 2001 (as amended from time to time).



To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the funds at P.O Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.


The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are a series of The Charles Schwab Family of Funds (the trust).

                                TABLE OF CONTENTS


                                                                           Page
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS...................................................
MANAGEMENT OF THE FUNDS.................................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.....................
INVESTMENT ADVISORY AND OTHER SERVICES..................................
BROKERAGE ALLOCATION AND OTHER PRACTICES................................
DESCRIPTION OF THE TRUST................................................
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS...................................................
TAXATION................................................................
CALCULATION OF PERFORMANCE DATA.........................................
APPENDIX................................................................

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Schwab Municipal Money Fund seeks maximum current income exempt from federal income tax consistent with liquidity and stability of capital.


Schwab California Municipal Money Fund seeks maximum current income exempt from federal and California state personal income taxes, consistent with liquidity and stability of capital.



Schwab New York Municipal Money Fund seeks to provide maximum current income exempt from federal and New York state and local personal income taxes, consistent with liquidity and stability of capital.


Schwab Value Advantage Money Fund seeks maximum current income consistent with liquidity and stability of capital.

Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.


The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.


                              INVESTMENT STRATEGIES

Schwab Municipal Money Fund (a national municipal money fund) seeks to achieve its investment objective by investing in municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects.

Schwab California Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in California municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of California issuers.

Schwab New York Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New York municipal money market securities. The fund will normally invest 100% of its total assets in municipal money market securities. In addition, the fund may invest more than 25% of its total assets in municipal securities financing similar projects. The fund will normally invest at least 65% of its total assets in municipal money market securities of New York issuers.

Schwab Value Advantage Money Fund (a taxable money fund) seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. government securities and repurchase agreements for these securities.

                         INVESTMENT SECURITIES AND RISKS

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.


Based on the primary characteristics of the various types of asset-backed securities, for purposes of a fund's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. A fund will limit its investments in each such industry to less than 25% of its net assets.


BANKERS' ACCEPTANCES are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each fund will not purchase securities while borrowings are outstanding.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits in excess of $100 million.


COMMERCIAL PAPER consist of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets.



CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.


DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.


Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.


DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each of Schwab Municipal Money Fund and Schwab Value Advantage Money Fund is a diversified mutual fund. Each of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund is a non-diversified mutual fund. Each fund also follows the regulations set forth by the Securities and Exchange Commission (SEC) that dictate the diversification requirements for money market mutual funds. These requirements prohibit taxable and national municipal money funds from purchasing a security if more than 5% of a fund's total assets would be invested in the securities of a single issuer. State-specific municipal money funds are subject to the same prohibition with respect to 75% of a fund's total assets. The regulation also allows funds to invest up to 25% of a fund's total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.


FOREIGN SECURITIES involve additional risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities.


On January 1, 1999, 11 of the 15 member states of the European union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries:
Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each country will treat the euro as a separate currency from that of any member state.



Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.



The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.



The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which the funds may invest in so far as price sources such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.



The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each fund's euro-denominated investments.



ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


MATURITY OF INVESTMENTS. Each fund follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual funds. These requirements prohibit a fund from purchasing a security with a remaining maturity of more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.


MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.


Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.


MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.


MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the funds attributable to interest on such bonds may not be tax exempt. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these funds.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.


Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.


The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a fund.




PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are sometimes called demand features or guarantees, and are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.


QUALITY OF INVESTMENTS. The funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Each taxable fund's holdings of second tier securities will not exceed 5% of its assets, and investments in second tier securities of any one issuer will be limited to the greater of 1% of a fund's assets or $1 million. For municipal money funds, the same percentage limits apply with respect to second tier securities that are "conduit securities."



Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.


REPURCHASE AGREEMENTS. Repurchase agreements involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the fund could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds may be issued under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.


Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount a fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.


SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by a fund including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by a fund may cause shareholders to pay duplicative fees. The funds intend to purchase securities of other investment companies in compliance with the requirements of section 12(d)(1)(F) of the 1940 Act or any applicable exemptive relief received from the SEC. Under that section, a fund is prohibited from purchasing the securities of other investment companies if, as a result, the fund together with its affiliates would own more than 3% of the total outstanding securities of those investment companies. In addition, a fund will vote proxies in accordance with the instructions received or vote proxies in the same proportion as the vote of all other shareholders of the Investment Company. If exemptive relief is received from the SEC, a fund may purchase more than 3% of certain securities of other investment companies and will only hold such securities in conformity with any applicable order from the SEC.

STATE-SPECIFIC MUNICIPAL MONEY FUNDS are municipal money market funds that invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions.

These funds' securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.

These fund's are not suitable for investors who would not benefit from the tax-exempt character of each fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.


CALIFORNIA MUNICIPAL SECURITIES. The Schwab California Municipal Money Fund is a state-specific municipal fund that invests substantially all of its assets in municipal securities issued by or on behalf of one state, the State of California, or California's counties, municipalities, authorities or other subdivisions.



A fund that invests primarily in securities issued by a single state and its political subdivisions entails a greater level of risk than a fund that is diversified across numerous states and their municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and other conditions within the State; and the underlying fiscal condition of the State and its municipalities.



Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.



Because of capacity constraints in electric generation and transmission, California electric utilities have been forced to purchase wholesale power at high prices this past summer and more recently. Under current deregulation rules for the electric industry enacted in 1996, two of the State's large investor-owned utility ("IOU") companies are not allowed to charge customers the full cost of service, while rates in a third IOU's service area were cut back after rising sharply to cover wholesale power costs. Legislation was enacted to streamline the process for siting new power plants, but it will be several years until a significant number of new suppliers will enter the California market. In January, 2001, two of the IOUs were granted temporary rate increases in the face of reportedly serious financial difficulties, including concerns about possible bankruptcy. While the Governor of California, the State Legislature, the State Public Utilities Commission and the Federal Energy Regulatory Commission all are considering further actions to deal with shortcomings in the State's deregulated energy market, it is not possible to predict at this time what the long-term impact of these developments will be on California's economy.



California is subject to seismic risks and it is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck Los Angeles, causing significant damage to structures and facilities in a four county area. The possibility exists that another such earthquake could cause a major dislocation of the California economy.


STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.


TAXABLE SECURITIES. Under normal conditions, the municipal money funds do not intend to invest in securities in which interest is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the municipal money funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.



U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or SALLIE
MAE), and the Federal Home Loan Bank (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding

Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their prices and yields to fluctuate.


VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.


Some variable rate securities may be combined with a demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risk, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise its demand rights only at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.


Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.

EACH MUNICIPAL MONEY FUND MAY NOT:

(1) Purchase securities or make investments other than in accordance with investment objectives and policies.


(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(5) Lend or borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(6) Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(7) Issue senior securities, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



SCHWAB MUNICIPAL MONEY FUND MAY NOT:



(1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time.


SCHWAB VALUE ADVANTAGE MONEY FUND(R) MAY NOT:


(1) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(3) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(5) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



(6) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(7) Borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.


Concentration. The Securities and Exchange Commission presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.



Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.


Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets.


Real Estate. The 1940 Act does not directly restrict a funds ability to invest in real estate but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.



THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.


EACH MUNICIPAL MONEY FUND MAY NOT:


(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in the securities of that issuer, except that, with respect to Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, provided no more than 25% of a fund's total assets would be invested in the securities of a single issuer, up to 50% of the value of a fund's assets may be invested without regard to this 5% limitation. For purposes of this limitation, the fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.



(2) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of its total assets would be invested in any industry (although securities issued by governments or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction) or in any one state (although the limitation as to investments in any one state or its political subdivisions shall not apply to Schwab California Municipal Money Fund or Schwab New York Municipal Money Fund).



(3) Purchase securities of other investment companies, except as permitted by the 1940 Act.

(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).



(5) Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing investments), and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the fund's net assets to secure borrowings. Reverse repurchase agreements entered into by the fund are permitted within the limitations of this paragraph. No such fund will purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.



(6) Write, purchase or sell puts, calls or combinations thereof, although it may purchase Municipal Securities subject to standby commitments, variable rate demand notes or repurchase agreements in accordance with its investment objective and policies.



(7) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.



(8)      Issue senior securities as defined in the 1940 Act.



(9) Invest in commodities or commodity futures contracts or in real estate, except that each fund may invest in municipal securities secured by real estate or interests therein.



(10) Invest for the purpose of exercising control or management of another issuer.



(11)     Invest more than 10% of its net assets in illiquid securities.



(12) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in municipal securities of issuers which invest in or sponsor such programs.



EACH OF SCHWAB CALIFORNIA MUNICIPAL MONEY FUND AND SCHWAB NEW YORK MUNICIPAL MONEY FUND MAY NOT:



(1) Purchase securities of any issuer unless consistent with the maintenance of its respective status as a non-diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


SCHWAB VALUE ADVANTAGE MONEY FUND MAY NOT:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in securities of that issuer.

(2) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

(3) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Schwab Fund Family or the investment adviser beneficially own more than 1/2 of 1% of the securities of such issuer, and together beneficially own more than 5% of the securities of such issuer.

(4) Invest for the purpose of exercising control or management of another issuer.

(5) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. 1

(6)      Write, purchase or sell puts, calls or combinations thereof.

(7) Make short sales of securities or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(8) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs. Except as otherwise noted, if a percentage restriction is adhered to at the time of investment, a later increase in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.


(9) Invest in commodities or commodity contracts, including futures contracts, or in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.



(10) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that the fund reserves freedom of action to invest up to 100% of its assets in certificates of deposit or banker's acceptances issued by U.S. banks and U.S. branches of those foreign banks that the investment adviser has determined to be subject to the same regulation as U.S. banks, or obligations of or guaranteed by the U.S. government, its agencies or instrumentalities.



(11) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).



Except with respect to borrowings, concentration of investments and investments in illiquid securities a later increase in percentage resulting from a change in values or net assets do not require a fund to sell an investment if it could not then make the same investment.


                             MANAGEMENT OF THE FUNDS


The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc., are as follows:



                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                      THE TRUST
CHARLES R. SCHWAB*                      Chairman, Chief           Chairman and Co-Chief Executive Officer,
July 29, 1937                           Executive Officer and     Director, The Charles Schwab Corporation; Chief
                                        Trustee                   Executive Officer, Director, Schwab Holdings,
                                                                  Inc.; Chairman, Director, Charles Schwab & Co.,
                                                                  Inc., Charles Schwab Investment Management,

------------------------------
1 See the description of the Trustees' deferred compensation plan under "Management of the Trust" for an exception to this investment restriction.

* This trustee is an "interested person" of the trusts.

                                                                  Inc.; Director, The Charles Schwab Trust
                                                                  Company; Chairman, Schwab Retirement Plan
                                                                  Services, Inc.; Chairman and Director until
                                                                  January 1999, Mayer & Schweitzer, Inc. (a
                                                                  securities brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Audiobase, Inc.
                                                                  (full-service audio solutions for the internet),
                                                                  Vodaphone AirTouch PLC (a telecommunications
                                                                  company) and Siebel Systems (a software company).

JOHN P. COGHLAN*                        President and Trustee     Vice Chairman and Executive Vice President, The
May 6, 1951                                                       Charles Schwab Corporation; Vice Chairman and
                                                                  Enterprise President, Retirement Plan Services
                                                                  and Services for Investment Managers, Charles
                                                                  Schwab & Co., Inc.; Chief Executive Officer and
                                                                  Director, Charles Schwab Investment Management,
                                                                  Inc.; President, Chief Executive Officer and
                                                                  Director, The Charles Schwab Trust Company;
                                                                  Director, Charles Schwab Asset Management
                                                                  (Ireland) Ltd.; Director, Charles Schwab
                                                                  Worldwide Funds PLC.

DONALD F. DORWARD                       Trustee                   Chief Executive Officer, Dorward & Associates
September 23, 1931                                                (corporate management, marketing and
                                                                  communications consulting firm).  From 1996 to
                                                                  1999, Executive Vice President and Managing
                                                                  Director, Grey Advertising.  From 1990 to 1996,
                                                                  Mr. Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates (advertising and
                                                                  marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (investments).  Prior to 1996, Chairman and
                                                                  Chief Executive Officer of North American
                                                                  Trust (real estate investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman and Chief Executive Officer, Wilsey
August 18, 1943                                                   Bennett, Inc. (truck and air transportation,
                                                                  real estate investment and management, and
                                                                  investments).

JEREMIAH H. CHAFKIN*                    Executive Vice            Executive Vice President, Asset Management
May 9, 1959                             President, Chief          Products and Services, Charles Schwab & Co.,
                                        Operating Officer and     Inc.; President and Chief Operating Officer,
                                        Trustee                   Charles Schwab Investment Management, Inc.
                                                                  Prior to September 1999, Mr. Chafkin was Senior
                                                                  Managing Director, Bankers Trust Company.

MARIANN BYERWALTER                      Trustee                   Vice President for Business Affairs and Chief
August 13, 1960                                                   Financial Officer, Stanford University (higher
                                                                  education).  Prior to February 1996, Ms.
                                                                  Byerwalter was Chief Financial Officer of Eureka
                                                                  Bank (savings and loans) and Chief Financial
                                                                  Officer and Chief Operating Officer of America
                                                                  First Eureka Holdings, Inc. (holding company).
                                                                  Ms. Byerwalter also is on the Board of Directors
                                                                  of America First Companies, Omaha, NE (venture
                                                                  capital/fund management) and Redwood Trust, Inc.
                                                                  (mortgage finance), and is Director of Stanford
                                                                  Hospitals and Clinics, SRI International
                                                                  (research) and LookSmart, Ltd. (an Internet
                                                                  infrastructure company).

WILLIAM A. HASLER                       Trustee                   Co-Chief Executive Officer, Aphton Corporation
November 22, 1941                                                 (bio-pharmaceuticals).  Prior to August 1998,
                                                                  Mr. Hasler was Dean of the Haas School of
                                                                  Business at the University of California,
                                                                  Berkeley (higher education).  Mr. Hasler also is
                                                                  on the Board of Directors of Solectron
                                                                  Corporation (manufacturing), Tenera, Inc.
                                                                  (services and software), Airlease Ltd. (aircraft
                                                                  leasing) and Mission West Properties (commercial
                                                                  real estate).

GERALD B. SMITH                         Trustee                   Chairman and Chief Executive Officer and founder
September 28, 1950                                                of Smith Graham & Co. (investment advisors).
                                                                  Mr. Smith is also on the Board of Directors of
                                                                  Pennzoil-Quaker State Company (oil and gas) and
                                                                  Rorento N.V. (investments - Netherlands), and is
                                                                  a member of the audit committee of Northern
                                                                  Border Partners, L.P., a subsidiary of Enron
                                                                  Corp. (energy).

TAI-CHIN TUNG                           Treasurer and Principal   Senior Vice President and Chief Financial
                                                                  Officer, Charles Schwab Investment


* This trustee is an "interested person" of the trusts.


March 7, 1951                           Financial Officer         Management, Inc.  From 1994 to 1996, Ms. Tung was
                                                                  Controller for Robertson Stephens Investment
                                                                  Management, Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

KOJI E. FELTON                          Secretary                 Vice President, Chief Counsel and Assistant
March 13, 1961                                                    Corporate Secretary, Charles Schwab Investment
                                                                  Management, Inc.  Prior to June 1998, Mr. Felton
                                                                  was a Branch Chief in Enforcement at the U.S.
                                                                  Securities and Exchange Commission in San
                                                                  Francisco.


Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for Schwab Capital Trust, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.


Each fund is overseen by a Board of Trustees. The Board of Trustees meets regularly to review each fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of the fiscal year ended December 31, 2000, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 44 funds as of December 31, 2000.



                                                                                                  Pension or             ($)
                                                                  ($)                             Retirement            Total
 Name of Trustee                                        Aggregate Compensation                 Benefits Accrued     Compensation
                                                               from each                        as Part of Fund   from Fund Complex
                                                                 Fund                              Expenses
                                          -----------------------------------------------
                                          Municipal    California   New York    Value
                                          Money                                 Advantage
------------------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab                         0            0            0           0              N/A                0
Steven L. Scheid 1                        0            0            0           0              N/A                0
William J. Klipp 2                        0            0            0           0              N/A                0
Jeremiah H. Chafkin 3                     0            0            0           0              N/A                0

--------------------------------------
1 Resigned from the Board effective November 21, 2000.

2 Mr. Klipp departed from Schwab and CSIM in 1999 and resigned from the Board of Trustees effective April 30, 2000.

                                                                                                  Pension or             ($)
                                                                  ($)                             Retirement            Total
 Name of Trustee                                        Aggregate Compensation                 Benefits Accrued     Compensation
                                                               from each                        as Part of Fund   from Fund Complex
                                                                 Fund                              Expenses
                                          -----------------------------------------------
                                          Municipal    California   New York    Value
                                          Money                                 Advantage
------------------------------------------------------------------------------------------------------------------------------------
John P. Coghlan 4                         0            0            0           0              N/A                0
Mariann Byerwalter 3                      _____        _____        _____       _____          N/A                _____
Donald F. Dorward                         _____        _____        _____       _____          N/A                _____
William A. Hasler 3                       _____        _____        _____       _____          N/A                _____
Robert G. Holmes                          _____        _____        _____       _____          N/A                _____
Gerald B. Smith 3                         _____        _____        _____       _____          N/A                _____
Donald R. Stephens                        _____        _____        _____       _____          N/A                _____
Michael W. Wilsey                         _____        _____        _____       _____          N/A                _____


                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

Pursuant to the exemptive relief granted to the trust, each fund will purchase and maintain the selected SchwabFund securities in an amount equal to the deemed investments in that fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the trust permits the funds and the trustees to purchase the selected SchwabFund securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES




---------------------------------
3 This trustee was first elected by shareholders on June 1, 2000.

4 Appointed to the Board on November 21, 2000.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Schwab is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


For its advisory and administrative services to each fund, the investment adviser is entitled to receive graduated annual fee payable monthly based on each fund's average daily net assets as described below.

First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion - 0.30%

Prior to April 30, 1999, for its advisory and administrative services to each municipal fund, the investment adviser was entitled to receive a graduated annual fee payable monthly of 0.46% of the fund's average daily net assets of the first $1 billion, 0.41% of the next $1 billion, and 0.40% of net assets over $2 billion.


For the fiscal years ended December 31, 1998, 1999 and 2000, Schwab Municipal Money Fund paid investment advisory fees of $11,593,00 (fees were reduced by $13,780,000), $13,623,000 (fees were reduced by $14,529,000) and
$___________(fees were reduced by $________________), respectively.



For the fiscal years ended December 31, 1998, 1999 and 2000, Schwab California Municipal Money fund paid investment advisory fees of $6,118,000 (fees were reduced by $8,464,00), $7,639,000 (fees were reduced by $8,816,000) and
$______________________ (fees were reduced by $______________________), respectively.



For the fiscal years ended December 31, 1998, 1999 and 2000, Schwab New York Municipal Money Fund paid investment advisory fees of $1,069,000 (fees were reduced by $1,677,000), $1,458,000 (fees were reduced by $1,708,000) and
$_____________________ (fees were reduced by $__________________), respectively.


Prior to April 30, 1999, for its advisory and administrative services to Schwab Value Advantage Money Fund, the investment adviser was entitled to receive a graduated annual fee, payable monthly, of 0.46% of the fund's average daily net assets of the first $1 billion, 0.45% of net assets over $1 billion but not in excess of $3 billion, 0.40% of net assets over $3 billion but not in excess of $10 billion, 0.37% of net assets over $10 billion but not in excess of $20 billion and 0.34% of net assets over $20 billion.

For the fiscal years ended December 31, 1998, 1999 and 2000, Schwab Value Advantage Money Fund paid investment advisory fees of $22,577,000 (fees were reduced by $49,156,000), $35,270,000 (fees were reduced by $54,235,000) and
$________________ (fees were reduced by $___________________), respectively.



The investment adviser and Schwab have contractually guaranteed that through at least April 30, [2002], the total operating expenses (excluding interest, taxes, money fund insurance and certain non-routine expenses) of the Schwab Municipal Money Fund - Value Advantage Shares, Schwab California Municipal Money Fund - Value Advantage Shares, Schwab New York Municipal Money Fund - Value Advantage Shares and Schwab Value Advantage Money Fund - Investor Shares will not exceed
[    %], [    %], [    %] and [    %], of average daily net assets,
respectively. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest, taxes and money fund insurance, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.


                                   DISTRIBUTOR


Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.


The funds pay other expenses that are typically connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage a third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.05% of average daily net assets. For the services performed as shareholder services agent under its contract with each class, Schwab is entitled to receive an annual fee from the Value Advantage Shares or Investor Shares of each fund, payable monthly in the amount of 0.20% of average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT

PFPC Trust Company, 8800 Tinicum Blvd, Third Floor Suite 200, Philadelphia, PA 19153 serves as custodian for the funds and PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.


The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The funds' independent accountants, ___________________________, audits and reports on the annual financial statements of each series of the trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when a trust engages them to do so. Their address is _____________________. Each fund's audited financial statements for the fiscal year ended December 31, 2000, are included in the fund's annual report, which is a separate report supplied with the SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be zero.

                             PORTFOLIO TRANSACTIONS


In effecting securities transactions for a fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the Board of Trustees, the investment adviser will select brokers and dealers for the funds on the basis of a number of factors, including, for example, price paid for securities, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.



When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its other clients, including mutual funds.


The funds expect that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The investment decisions for each fund are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as a fund. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the investment adviser outweigh any disadvantages that may arise from exposure to simultaneous transactions.


                            DESCRIPTION OF THE TRUST

Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.


The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for college savings or graduation gifts.


The funds may hold special meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.


The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.


            PURCHASE, REDEMPTION, AND PRICING OF SHARES AND DELIVERY
                            OF SHAREHOLDER DOCUMENTS


                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 2001: Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received on that day.



As long as the funds or Schwab follow reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.


Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.


Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.


Each of Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund is composed of two classes of shares, which share a common investment portfolio and objective. The Sweep Shares, which are not offered through this SAI, are designed to provide convenience through automatic investment of uninvested cash balances and automatic redemptions for transactions in your Schwab account, although shares also may be purchased directly. The Value Advantage Shares do not have a sweep feature, but rather must be purchased directly.

                         EXCHANGING SHARES OF THE FUNDS



Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.


                                PRICING OF SHARES


Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. When determining market values for portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by a fund's Board of Trustees. Fair values may be determined by using actual quotations or estimates of market value, including pricing service estimates of market values or values obtained from yield data relating to classes of portfolio securities.


The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.


If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.



If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV (calculated using market values) were to increase, or were anticipated to increase above a fund's $1.00 (calculated using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.



                        DELIVERY OF SHAREHOLDER DOCUMENTS



Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.


                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.


On each business day that the NAV of a fund is determined, such fund's net investment income will be declared after the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.



Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

Each fund may engage in investment techniques that may alter the timing and character of its income. Each fund may be restricted in its use of these techniques by rules relating to its qualifications as regulated investment companies.

A fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


                  ADDITIONAL CONSIDERATIONS FOR MUNICIPAL FUNDS

If, at the close of each quarter of its taxable year, at least 50% of the value of a fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.

Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.

                             STATE TAX CONSIDERATION

The following tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

                          CALIFORNIA TAX CONSIDERATIONS


The Schwab California Municipal Money Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the fund's taxable year, at least 50% of the value of the fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the fund continues to qualify as a regulated investment company.



If the fund qualifies to pay California exempt-interest dividends to shareholders, dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the fund in a written notice to shareholders mailed within 60 days of the close of the fund's taxable year and (2) to the extent the interest received by the fund during the year on California Tax Exempt Obligations exceeds expenses of the fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend. The fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in the fund may not be entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the fund will not be deductible for California personal income tax purposes if the fund distributes California exempt-interest dividends.




                           NEW YORK TAX CONSIDERATIONS

The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York individual income, corporate and unincorporated business tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.


Dividends paid by the Schwab New York Municipal Money Fund that are derived from interest on Municipal Securities issued by New York State and political subdivisions or any agency or instrumentality thereof which interest would be exempt under federal law from New York State tax if held by an individual, will be exempt from New York State and New York City personal income and unincorporated business taxes, but not corporate franchise taxes. Dividends paid by the fund that are derived from interest on Municipal Securities issued by New York and political subdivisions or any agency or instrumentality thereof will be subject to the New York State corporate franchise tax and the New York City general corporation tax only if they have a sufficient nexus with New York State or New York City.


Other dividends and distributions from other Municipal Securities, U.S. Government obligations, taxable income and capital gains that are not exempt from state taxation under federal law and distributions attributable to capital gains, will be subject to New York State personal income tax and New York City personal income tax. Gain from the sale, exchange or other disposition of shares will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business and general corporation taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

                         CALCULATION OF PERFORMANCE DATA


The funds' seven-day yields based on the seven days ended December 31, 2000 are stated below and were calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and the multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.

                     Seven-Day Yield as of December 31, 2000



Schwab Municipal Money Fund - Value Advantage Shares    _____%

Schwab California Municipal Money Fund - Value          _____%
Advantage Shares

Schwab New York Municipal Money Fund - Value            _____%
Advantage Shares

Schwab Value Advantage Money Fund - Investor Shares     _____%



The funds' effective seven-day yields based on the seven days ended December 31, 2000 are stated below and were calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula with the resulting yield figure carried to at least the nearest one hundredth of one percent.



                Seven-Day Effective Yield as of December 31, 2000



Schwab Municipal Money Fund - Value Advantage Shares    _____%

Schwab California Municipal Money Fund - Value          _____%
Advantage Shares

Schwab New York Municipal Money Fund - Value            _____%
Advantage Shares

Schwab Value Advantage Money Fund - Investor Shares     _____%



The funds' taxable-equivalent seven-day yields based on the seven-days ended December 31, 2000 are stated below and were calculated by dividing that portion of the fund's seven-day yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of a fund's yield that is not tax-exempt.



           Seven-Day Taxable-Equivalent Yield as of December 31, 2000



Schwab Municipal Money Fund - Value Advantage Shares    _____%

Schwab California Municipal Money Fund - Value          _____%
Advantage Shares

Schwab New York Municipal Money Fund - Value            _____%
Advantage Shares



The funds' taxable-equivalent effective seven-day yields based on the seven days ended December 31, 2000 are stated below and were calculated by dividing that portion of a fund's effective yield (as described above) that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the funds' effective yield that is not tax-exempt.



      Seven-Day Taxable-Equivalent Effective Yield as of December 31, 2000

Schwab Municipal Money Fund - Value Advantage Shares    _____%

Schwab California Municipal Money Fund - Value          _____%
Advantage Shares

Schwab New York Municipal Money Fund - Value            _____%
Advantage Shares



The above taxable-equivalent yields assume payment of federal income tax at a rate of _____% and a California income tax rate of ______% or a New York income tax rate of ______%.



A fund also may advertise its average annual total return and cumulative total return. Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates. Cumulative total return is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended December 31, 2000.


The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION


An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.






                        FITCH, INC. (FORMERLY FITCH IBCA)


F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS


Item 23. Financial Statements and Exhibits.

    (b)       Exhibits


    (a)       Articles of      Amended and Restated Agreement and Declaration of
              Incorporation    Trust, dated May 9, 1995, is incorporated by
                               reference to Exhibit (1), File No. 811-5954 of
                               Post-Effective Amendment No. 33 to Registrant's
                               Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



    (b)       By-laws          Amended and Restated By-Laws are incorporated by
                               reference to Exhibit (2), File No. 811-5954 of
                               Post-Effective Amendment No. 23 to Registrant's
                               Registration Statement on Form N-1A, was electronically filed on March 29, 1996.


    (c)       Instruments      (i)      Article III, Sections 4 and 5; Article
              Defining                  IV, Section 1; Article V; Article VI,
              Rights of                 Section 2; Article VIII, Section 4; and
              Shareholders              Article IX, Sections 1, 4 and 7 of the
                                        Agreement and Declaration of Trust are
                                        incorporated by reference to Exhibit
                                        (1), File No. 811-5954 above.


                                (ii) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit
                                        (2), File No. 811-5954 above.


    (d)       Investment         (i)    Investment Advisory and Administration
              Advisory                  Agreement between Registrant and Charles
              Contracts                 Schwab Investment Management, Inc. (the
                                        "Investment Adviser") with respect to
                                        Schwab Money Market Fund, Schwab
                                        Government Money Fund and Schwab
                                        Municipal Money Fund, dated April 30,
                                        1999, is incorporated herein by
                                        reference to Exhibit (d) (i), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        37 to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on April 27, 1999.



                                (ii) Schedule A to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund is incorporated herein by reference to
                                        Exhibit 5(b), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement of
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.

                                (iii) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, is incorporated herein by reference to
                                        Exhibit 5(c), File No. 811-5954 of
                                        Post-Effective Amendment No. 27 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 30, 1997.



                                (iv) Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d), File No. 811-5954 of Post-Effective Amendment No. 27. to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1997.



                                 (v)    Schedule A to the Investment Advisory
                                        and Administration Agreement Registrant
                                        and the Investment Adviser dated June
                                        15, 1994, is incorporated herein by
                                        reference to Exhibit (d)(v), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        37 to Registrant's Registration
                                        Statement of Form N-1A, was
                                        electronically filed on April 27, 1999.



                                (vi) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(f), File No. 811-5954 of Post-Effective Amendment No. 27. to Registrant's Registration Statement of Form N-1A, was electronically filed on April 30, 1997.



                                (vii) Schedule C to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab
                                        Institutional Advantage Money Fund,(R)
                                        Schwab Retirement Money Fund,(R) and
                                        Schwab New York Municipal Money Fund,
                                        dated June 15, 1994, is incorporated
                                        herein by reference to Exhibit (5)(g),
                                        File No. 811-5954 of Post-Effective
                                        Amendment No. 27. to Registrant's
                                        Registration Statement of Form N-1A, was electronically filed on April 30, 1997.



                               (viii) Schedule D to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994, is incorporated herein by reference to Exhibit
                                        (d)(viii), File No. 811-5954 of
                                        Post-Effective Amendment No. 37. to
                                        Registrant's Registration Statement of
                                        Form N-1A, was electronically filed on
                                        April 27, 1999.

    (e)       Underwriting       (i)    Distribution Agreement between
              Contracts                 Registrant and Charles Schwab & Co.,
                                        Inc. ("Schwab"), dated June 15, 1994, is incorporated by reference to Exhibit
                                        (6)(a), File No. 811-5954 of
                                        Post-Effective Amendment No. 33. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.



                                (ii) Schedule A to the Distribution Agreement between Registrant and Schwab is incorporated by reference to Exhibit
                                        (6)(b), File No. 811-5954 of
                                        Post-Effective Amendment No. 35. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 28, 1998.


    (f)       Bonus or                  Inapplicable.
              Profit Sharing
              Contracts


    (g)       Custodian          (i)    Custodian Services Agreement between
              Agreements                Registrant and PNC Bank, N.A. (formerly,
                                        Provident National Bank) dated April 8,
                                        1991, is incorporated by reference to
                                        Exhibit (8)(k), File No. 811-5954 of
                                        Post-Effective Amendment No. 33. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.



                                (ii)    Schedule A to the Custodian Services
                                        Agreement is incorporated by reference
                                        to Exhibit (g)(ii), File No. 811-5954
                                        of Post-Effective Amendment No. 38
                                        to the Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on April 30, 2000.



                                (iii) Amendment Nos. 1 and 2 to the Custodian Services Agreement referred to at Exhibit (8)(k) above is incorporated by reference to Exhibit (8)(n), File No. 811-5954 of Post-Effective Amendment No.
                                        33. to the Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.



                                (iv) Accounting Services Agreement between Registrant and PFPC Inc. (formerly, Provident Financial Processing
                                        Corporation) dated April 8, 1991, is
                                        incorporated by reference to Exhibit
                                        (8)(a), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.



                                 (v)    Schedule B to the Accounting Services
                                        Agreement referred to at Exhibit (8)(a)
                                        is incorporated by reference to Exhibit
                                        (8)(b), File No. 811-5954 of
                                        Post-Effective Amendment No. 35. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 28, 1998.

                                (vi) Amendment Nos. 1 and 2 to the Accounting Services Agreement referred to at Exhibit (8)(a) above is incorporated by reference to Exhibit (8)(d), File No. 811-5954 of Post-Effective Amendment No.
                                        33. to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.



                                (vii)   Amended and Restated Transfer Agency
                                        Agreement and Schedule B between
                                        Registrant and Schwab dated June 5,
                                        1995, is incorporated by reference to
                                        Exhibit (8)(e), File No 811-5954 of
                                        Post-Effective Amendment No. 33. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed
                                        February 14, 1998.



                               (viii) Schedule A and Schedule C to the Amended and Restated Transfer Agency Agreement is incorporated by reference to Exhibit
                                        (8)(e), File No. 811-5954 of
                                        Post-Effective Amendment No. 35. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 28, 1998.



                                (ix) Shareholder Service Agreement between Registrant and Schwab, dated May 1, 1993, is incorporated by reference to Exhibit (8)(h), File No. 811-5954 of Post-Effective Amendment No. 33. to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                                 (x)    Schedule B to the Shareholder Service
                                        Agreement between Registrant and
                                        Schwab referred to at Exhibit (8)(h)
                                        above is incorporated by reference to
                                        Exhibit (8)(i), File No. 811-5954 of
                                        Post-Effective Amendment No. 33. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.



                                (xi)    Schedules A and C to the Shareholder
                                        Service Agreement are incorporated
                                        by reference to Exhibit (8)(j), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        35. to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on April 28, 1998.


    (h)       Other Material            Inapplicable.
              Contracts


    (i)       Legal Opinion             To be filed by amendment.



    (j)       Other Opinion             To be filed by amendment.

    (k)       Omitted                   Inapplicable.
              Financial
              Statements


    (l)       Initial            (i)    Purchase Agreement between Registrant
              Capital                   and Schwab relating to the Schwab U.S.
              Agreements                Treasury Money Fund is incorporated by
                                        reference to Exhibit (13)(a), File No.
                                        811-5954 of Post-Effective Amendment No.
                                        33. to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.



                                (ii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated by reference to Exhibit (13)(b), File No. 811-5954 of Post-Effective Amendment No.
                                        33. to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.



                                (iii) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) is incorporated by reference to Exhibit
                                        (13)(c), File No. 811-5954 of
                                        Post-Effective Amendment No. 33. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.



                                (iv) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated by reference to Exhibit
                                        (13)(d), File No. 811-5954 of
                                        Post-Effective Amendment No. 33. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.



                                 (v)    Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        Municipal Money Fund-Value Advantage
                                        Shares is incorporated by reference to
                                        Exhibit (13)(e), File No. 811-5954 of
                                        Post-Effective Amendment No. 33. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.



                                (vi) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(f), File No. 811-5954 of Post-Effective Amendment No.
                                        33. to Registrant's Registration
                                        Statement on Form N-1A, was
                                        electronically filed on February 14,
                                        1998.

                                (vii) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(g), File No. 811-5954 to Post-Effective Amendment No. 33. to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.



                               (viii) Purchase Agreement between Registrant and Schwab relating to the Schwab Government Cash Reserves Fund is incorporated by reference to Exhibit
                                        (13)(h), File No. 811-5954 of
                                        Post-Effective Amendment No. 36. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 30, 1999.



                                (ix) Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund is incorporated by reference to Exhibit
                                        (13)(i), File No. 811-5954 of
                                        Post-Effective Amendment No. 33. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.



                                 (x)    Purchase Agreement between Registrant
                                        and Schwab relating to the Schwab
                                        Pennsylvania Municipal Money Fund is
                                        incorporated by reference to Exhibit
                                        (13)(j), File No. 811-5954 of
                                        Post-Effective Amendment No. 33 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 14, 1998.



                                (xi) Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal Money Fund is incorporated by reference to Exhibit
                                        (13)(k), File No. 811-5954 of
                                        Post-Effective Amendment No. 36. to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        April 30, 1999.


    (m)       Rule 12-b1 Plan           Inapplicable

    (n)       Financial Data            Inapplicable
              Schedules


    (o)       Rule 18f-3 Plan    (i)    Form of Amended and Restated Multiple
                                        Class Plan of Registrant and Schedule A
                                        are incorporated by reference to Exhibit
                                        (18), File No. 811-5954 of
                                        Post-Effective Amendment No. 25 to
                                        Registrant's Registration Statement on
                                        Form N-1A, was electronically filed on
                                        February 21, 1997.

   (p)           Power of         (i)      Power of Attorney executed by Mariann
                 Attorney                  Byerwalter, August 4, 2000, is
                                           herewith filed as Exhibit (p)(i),
                                           File No. 811-5954.



                                  (ii)     Power of Attorney executed by William
                                           A. Hasler, August 4, 2000, is
                                           herewith filed as Exhibit (p)(ii),
                                           File No. 811-5954.



                                  (iii)    Power of Attorney executed by Gerald
                                           B. Smith, August 4, 2000, is
                                           herewith filed as Exhibit (p)(iii),
                                           File No. 811-5954.



                                  (iv)     Power of Attorney executed by Charles
                                           R. Schwab, November 21, 2000, is
                                           herewith filed as Exhibit (p)(iv),
                                           File No. 811-5954.



                                  (v)      Power of Attorney executed by
                                           Jeremiah H. Chafkin, November 21,
                                           2000, is herewith filed as Exhibit
                                           (p)(v), File No. 811-5954.



                                  (vi)     Power of Attorney executed by John
                                           Coghlan, November 21, 2000, is
                                           herewith filed as Exhibit (p)(vi),
                                           File No. 811-5954.



                                  (vii)    Power of Attorney executed by Donald
                                           F. Dorward, November 21, 2000, is
                                           herewith filed as Exhibit (p)(vii),
                                           File No. 811-5954.



                                  (viii)   Power of Attorney executed by Robert
                                           G. Holmes, November 21, 2000, is
                                           herewith filed as Exhibit (p)(viii),
                                           File No. 811-5954.



                                  (ix)     Power of Attorney executed by Donald
                                           R. Stephens, November 21, 2000, is
                                           herewith filed as Exhibit (p)(ix),
                                           File No. 811-5954.



                                  (x)      Power of Attorney executed by Michael
                                           W. Wilsey, November 21, 2000, is
                                           herewith filed as Exhibit (p)(x),
                                           File No. 811-5954.



                                  (xi)     Power of Attorney executed by
                                           Tai-Chin Tung, November 21, 2000, is
                                           herewith filed as Exhibit (p)(xi),
                                           File No. 811-5954.


Item 24. Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager


Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future as well as provider of advisory services to the Schwab Fund for Charitable Giving and to Charles Schwab Asset Management (Ireland) Limited.



The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.


Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief Executive
Officer and Trustee
                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
                                 The Charles Schwab Trust Company                  Director

                                 Schwab Holdings, Inc.                             Chief Executive Officer, Director

                                 Charles Schwab Limited (U.K.)                     Chairman and Chief Executive
                                                                                   Officer

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 The Gap, Inc.                                     Director

                                 Audiobase, Inc.                                   Director

                                 Vodaphone AirTouch PLC                            Director

                                 Siebel Systems                                    Director

                                 Mayer & Schweitzer, Inc.                          Chairman and Director until
                                                                                   January 1999

                                 Schwab Retirement Plan Services, Inc.             Chairman, Director until January
                                                                                   1999

                                 Performance Technologies, Inc.                    Chairman, Director until January
                                                                                   1999

                                 TrustMark, Inc.                                   Chairman and Director until
                                                                                   January 1999

David S. Pottruck                Charles Schwab & Co., Inc.                        President and Chief Executive
                                                                                   Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Director

                                 Schwab Retirement Plan Services, Inc.             Director until January 1999

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
                                 Charles Schwab Limited (U.K.)                     Director until January 1999

                                 Mayer & Schweitzer, Inc.                          Director until January 1999

                                 Performance Technologies, Inc.                    Director until January 1999

                                 TrustMark, Inc.                                   Director until January 1999

John P. Coghlan                  Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
President and Trustee                                                              President - Retirement Plan
                                                                                   Services and Services for
                                                                                   Investment Managers

                                 Charles Schwab Investment Management, Inc.        Chief Executive Officer and
                                                                                   Director

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

                                 The Charles Schwab Trust Company                  President, Chief Executive
                                                                                   Officer and Director

                                 Charles Schwab Asset Management (Ireland) Ltd.    Director

                                 Charles Schwab Worldwide Funds PLC                Director

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary
                                                                                   until February 2000

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Jeremiah H. Chafkin, Executive   Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Vice President, Chief                                                              Management Products and
Operating Officer and Trustee                                                      Services.  Prior to September
                                                                                   1999, Mr. Chafkin was Senior
                                                                                   Managing Director, Bankers Trust
                                                                                   Company.

                                 Charles Schwab Investment Management, Inc.        President and Chief Operating
                                                                                   Officer

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Vice President, Chief Counsel
Secretary                                                                          and Assistant Corporate Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversight and
                                                                                   Corporate Secretary

Wayne W. Fieldsa                 Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

James M. Hackley                 Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Retail Client Services

Colleen M. Hummer                Charles Schwab & Co., Inc.                        Senior Vice President - Mutual
                                                                                   Funds Operations

Daniel O. Leemon                 Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Strategy Officer

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman, Executive Vice
                                                                                   President and Chief Information
                                                                                   Officer

Susanne D. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Marketing Officer

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Technology Services

John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Mutual Funds

Geoffrey Penney                  Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Financial Products and
                                                                                   International Technology

George A. Rich                   Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President -
                                                                                   Electronic Brokerage

Elizabeth G. Sawi                Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Administrative Officer

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                          Investment Officer
Chief Investment Officer

Item 27.         Principal Underwriters.


                 (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for Schwab Investments, Schwab Annuity Portfolios, Great-West Life & Insurance Company Variable Annuity - 1 Series Account, and Excelsior Venture Investors III, LLC.


                 (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

         (c)  Not applicable.

Item 28. Location of Accounts and Records.


All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19104 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws and declaration of trust).


Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 39 to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on this 9th day of February, 2001.

                THE CHARLES SCHWAB FAMILY OF FUNDS
                Registrant

                Charles R. Schwab*
                ------------------
                Charles R. Schwab, Chairman, Chief Executive Officer and Trustee

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 9th day of February, 2001.

Signature                   Title
---------                   -----

Charles R. Schwab*          Chairman, Chief Executive Officer and Trustee
--------------------
Charles R. Schwab

John Coghlan*               President and Trustee
--------------------
John Coghlan

Jeremiah H. Chafkin*        Executive Vice President and Chief Operating Officer
--------------------
Jeremiah H. Chafkin

Mariann Byerwalter*         Trustee
--------------------
Mariann Byerwalter

Donald F. Dorward*          Trustee
--------------------
Donald F. Dorward

William A. Hasler*          Trustee
--------------------
William A. Hasler

Robert G. Holmes*           Trustee
--------------------
Robert G. Holmes

Gerald B. Smith*            Trustee
--------------------
Gerald B. Smith

Donald R. Stephens*         Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*          Trustee
--------------------
Michael W. Wilsey

Tai-Chin Tung*              Treasurer and Principal Financial Officer
--------------------
Tai-Chin Tung




*By: /s/ Richard W. Grant
     ----------------------------------
     Richard W. Grant, Attorney-in-Fact
     pursuant to Powers of Attorney

                                  EXHIBIT INDEX



EXH. NO.          DOCUMENT



(p)(i)            Power of Attorney
(p)(ii)           Power of Attorney
(p)(iii)          Power of Attorney
(p)(iv)           Power of Attorney
(p)(v)            Power of Attorney
(p)(vi)           Power of Attorney
(p)(vii)          Power of Attorney
(p)(viii)         Power of Attorney
(p)(ix)           Power of Attorney
(p)(x)            Power of Attorney
(p)(xi)           Power of Attorney